UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06566
                                                    -----------

                           Phoenix Multi-Series Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
                          ----------------------------
               (Address of principal executive offices) (Zip code)


        Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,               John H. Beers, Esq.
Counsel and Secretary for Registrant            Vice President and Counsel
   Phoenix Life Insurance Company             Phoenix Life Insurance Company
         One American Row                           One American Row
      Hartford, CT 06103-2899                    Hartford, CT 06103-2899
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ----------------

                       Date of fiscal year end: October 31
                                               ------------

                    Date of reporting period: April 30, 2006
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                  APRIL 30, 2006

    SEMIANNUAL REPORT
  ------------------------------------------------------------------------------

    > PHOENIX HIGH YIELD SECURITIES FUND

    > PHOENIX MULTI-SECTOR FIXED INCOME FUND

    > PHOENIX MULTI-SECTOR SHORT TERM BOND FUND


                                                     WHOULDN'T YOU RATHER
                                                     HAVE THIS DOCUMENT
    TRUST NAME:                                   ?  E-MAILED TO YOU?
    PHOENIX MULTI-SERIES TRUST                       Eligible shareholders can
                                                     sign up for E-Delivery at
    [LOGO]PHOENIXFUNDS(SM)                           PhoenixFunds.com

--------------------------------------------------------------------------------

Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Multi-Series Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT

DEAR PHOENIXFUNDS SHAREHOLDER:

      This semiannual report addresses the performance of your Phoenix mutual fund for the six months ended April 30, 2006. It provides detailed information about your fund's performance, portfolio holdings and transactions for the period.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 17 different management teams--seven Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.

Sincerely yours,


/s/ Daniel T. Geraci

Daniel T. Geraci
President, PhoenixFunds

MAY 2006

TABLE OF CONTENTS

Glossary ..................................................................    3

Phoenix High Yield Securities Fund ........................................    4

Phoenix Multi-Sector Fixed Income Fund ....................................   12

Phoenix Multi-Sector Short Term Bond Fund .................................   23

Notes to Financial Statements .............................................   39

Board of Trustees' Consideration of Investment Advisory Agreements ........   44


--------------------------------------------------------------------------------

    PROXY VOTING PROCEDURES (FORM N-PX)

    The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

    FORM N-Q INFORMATION

    The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

GLOSSARY

FGIC
Financial Guaranty Insurance Company

FSA
Financial Security Assurance, Inc.

MBIA
Municipal Bond Insurance Association

PAYMENT-IN-KIND SECURITY (PIK)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REITS
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

FHLB
Federal Home Loan Banks

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

YANKEE BOND
A bond denominated in U.S. dollars and issued in the United States by foreign banks and corporations.

PHOENIX HIGH YIELD SECURITIES FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the High Yield Securities Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period since inception of the fund. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from October 31, 2005, to April 30, 2006. You may use the information in this hypothetical examples to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this hypothetical example of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

       High Yield             Beginning             Ending        Expenses Paid
    Securities Fund         Account Value        Account Value       During
        Class A            October 31, 2005     April 30, 2006       Period*
------------------------   ----------------     --------------    -------------
Actual                        $1,000.00            $1,053.50          $6.37
Hypothetical (5% return
   before expenses,
   six-month period)           1,000.00             1,018.52           6.28

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.25% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

       High Yield             Beginning             Ending        Expenses Paid
    Securities Fund         Account Value       Account Value        During
        Class C            October 31, 2005     April 30, 2006       Period*
------------------------   ----------------     --------------    -------------
Actual                        $1,000.00           $1,048.40          $10.15
Hypothetical (5% return
   before expenses,
   six-month period)           1,000.00            1,014.76           10.04

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.00% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

    YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX HIGH YIELD SECURITIES FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            4/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                      Domestic Corporate Bonds        83%
                      Foreign Corporate Bonds         12
                      Common Stocks                    1
                      Other                            4

                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006
                                   (UNAUDITED)

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
DOMESTIC CORPORATE BONDS--81.1%

ADVERTISING--0.5%
Affinion Group, Inc. 144A 10.125%, 10/15/13(b) ..  $     110     $    114,125

AEROSPACE & DEFENSE--1.9%
Armor Holdings, Inc. 8.25%, 8/15/13 .............        195          209,138
DRS Technologies, Inc. 6.625%, 2/1/16 ...........         40           39,800
DRS Technologies, Inc. 7.625%, 2/1/18 ...........         40           41,250
Esterline Technologies Corp. 7.75%, 6/15/13 .....         40           41,300

L-3 Communications Corp. Series B 6.375%,
10/15/15 ........................................        150          146,250
                                                                 ------------
                                                                      477,738
                                                                 ------------

AGRICULTURAL PRODUCTS--1.8%
United Agri Products 8.25%, 12/15/11 ............        430          451,500

APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
Russell Corp. 9.25%, 5/1/10 .....................        120          126,000

AUTOMOTIVE RETAIL--1.1%
Hertz Corp. 144A 8.875%, 1/1/14(b) ..............        195          208,162
Hertz Corp. 144A 10.50%, 1/1/16(b) ..............         50           55,563
                                                                 ------------
                                                                      263,725
                                                                 ------------

BROADCASTING & CABLE TV--7.4%
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp. 10.25%,
9/15/10 .........................................        125          126,563

Charter Communications Operating LLC/ Charter
Communications Operating Capital 144A 8.375%,
4/30/14(b) ......................................        245          247,450

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
BROADCASTING & CABLE TV--CONTINUED
DIRECTV Holdings LLC/DIRECTV Financing Co.,
Inc. 8.375%, 3/15/13 ............................  $     100     $    107,375

DIRECTV Holdings LLC/DIRECTV Financing Co.,
Inc. 6.375%, 6/15/15 ............................        335          329,138

Echostar DBS Corp. 144A 7.125%, 2/1/16(b) .......        365          358,156
Liberty Media Corp. 5.70%, 5/15/13 ..............        165          154,367
Mediacom Broadband LLC 8.50%, 10/15/15 ..........        300          297,000

Rainbow National Services LLC 144A 8.75%,
9/1/12(b) .......................................        200          214,500
                                                                 ------------
                                                                    1,834,549
                                                                 ------------

BUILDING PRODUCTS--2.0%
Building Materials Corporation of America 7.75%,
8/1/14 ..........................................        210          210,525

Ply Gem Industries, Inc. 9%, 2/15/12 ............        305          295,088
                                                                 ------------
                                                                      505,613
                                                                 ------------

CASINOS & GAMING--6.1%
Boyd Gaming Corp. 7.125%, 2/1/16 ................        100          100,625
MGM MIRAGE 6.625%, 7/15/15 ......................        250          243,438
OED Corp./DIAMOND JO LLC 8.75%, 4/15/12 .........        455          457,275
Seminole Tribe of Florida 144A 5.798%, 10/1/13(b)        140          136,580
Seminole Tribe of Florida 144A 6.535%, 10/1/20(b)         85           80,765
Station Casinos, Inc. 6.875%, 3/1/16 ............        170          167,875

Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp. 6.625%, 12/1/14 ...........................        350          342,125
                                                                 ------------
                                                                    1,528,683
                                                                 ------------

CATALOG RETAIL--0.5%
Harry & David Holdings, Inc. 9%, 3/1/13 .........        140          131,250

                        See Notes to Financial Statements

PHOENIX HIGH YIELD SECURITIES FUND

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
COMMERCIAL PRINTING--0.3%
Cenveo Corp. 9.625%, 3/15/12 ....................  $      75     $     80,438

COMMUNICATIONS EQUIPMENT--0.7%
Dycom Industries, Inc. 8.125%, 10/15/15 .........        175          181,125

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.8%
Trinity Industries, Inc. 6.50%, 3/15/14 .........        200          193,500

CONSUMER FINANCE--3.3%
Ford Motor Credit Co. 7%, 10/1/13 ...............        200          175,976
General Motors Acceptance Corp. 6.15%, 4/5/07 ...        265          260,124
General Motors Acceptance Corp. 6.75%, 12/1/14 ..        405          369,708
General Motors Acceptance Corp. 8%, 11/1/31 .....         25           23,705
                                                                 ------------
                                                                      829,513
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--2.3%
SunGard Data Systems, Inc. 144A 9.125%,
8/15/13(b) ......................................        150          160,875

SunGard Data Systems, Inc. 144A 10.25%,
8/15/15(b) ......................................        380          410,400
                                                                 ------------
                                                                      571,275
                                                                 ------------

DIVERSIFIED CHEMICALS--0.6%
Huntsmann International LLC 144A 8.125%,
1/1/15(b) .......................................        145          146,088

ELECTRIC UTILITIES--1.1%
Reliant Energy, Inc. 9.50%, 7/15/13 .............         95           96,900
Reliant Energy, Inc. 6.75%, 12/15/14 ............        205          187,575
                                                                 ------------
                                                                      284,475
                                                                 ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.5%
Tronox Worldwide LLC/Tronox Worldwide Finance
Corp. 144A 9.50%, 12/1/12(b) ....................        245          258,475

UAP Holding Corp. 0%, 7/15/12(c) ................        125          113,281
                                                                 ------------
                                                                      371,756
                                                                 ------------

FOOD RETAIL--1.9%
Ahold Lease USA, Inc. A-2 8.62%, 1/2/25(c) ......        215          226,068
Stater Bros. Holdings, Inc. 8.125%, 6/15/12 .....        235          236,175
                                                                 ------------
                                                                      462,243
                                                                 ------------

HEALTH CARE DISTRIBUTORS--0.5%
Owens & Minor, Inc. 6.35%, 4/15/16 ..............        125          124,127

HEALTH CARE FACILITIES--2.5%
HCA, Inc. 6.50%, 2/15/16 ........................        275          265,794
US Oncology Holdings, Inc. 10.32%, 3/15/15(c) ...        200          204,000
US Oncology, Inc. 10.75%, 8/15/14 ...............        135          151,706
                                                                 ------------
                                                                      621,500
                                                                 ------------

HEALTH CARE SERVICES--1.2%
Omnicare, Inc. 6.875%, 12/15/15 .................        300          298,125

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
HOMEBUILDING--3.3%
Meritage Homes Corp. 7%, 5/1/14 .................  $     120     $    114,300
Meritage Homes Corp. 6.25%, 3/15/15 .............        245          221,725
Technical Olympic USA, Inc. 9%, 7/1/10 ..........        125          128,593
Technical Olympic USA, Inc. 10.375%, 7/1/12 .....         60           61,800
Technical Olympic USA, Inc. 7.50%, 1/15/15 ......        185          166,500
Technical Olympic USA, Inc. 144A 8.25%, 4/1/11(b)        115          115,144
                                                                 ------------
                                                                      808,062
                                                                 ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.3%
Calpine Corp. 144A 8.75%, 7/15/13(b)(e) .........        380          349,600
NRG Energy, Inc. 7.375%, 2/1/16 .................         70           70,787
TXU Corp. Series P 5.55%, 11/15/14 ..............        150          140,141
                                                                 ------------
                                                                      560,528
                                                                 ------------

INDUSTRIAL MACHINERY--1.3%
Gardner Denver, Inc. 8%, 5/1/13 .................        200          211,000
Valmont Industries, Inc. 6.875%, 5/1/14 .........        115          115,000
                                                                 ------------
                                                                      326,000
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--5.0%
Hughes Network Systems 144A 9.50%, 4/15/14(b) ...        275          281,531

Qwest Communications International, Inc. 7.50%,
2/15/14 .........................................        650          658,125

Telcordia Technologies, Inc. 144A 10%, 3/15/13(b)        335          308,200
                                                                 ------------
                                                                    1,247,856
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--0.3%
E*Trade Financial Corp. 7.375%, 9/15/13 .........         65           66,463

LEISURE PRODUCTS--0.8%
K2, Inc. 7.375%, 7/1/14 .........................        205          206,025

LIFE & HEALTH INSURANCE--0.9%
UnumProvident Finance Co. plc 144A
6.85%, 11/15/15(b) ..............................        230          229,293

MANAGED HEALTH CARE--1.1%
Coventry Health Care, Inc. 6.125%, 1/15/15 ......        290          284,925

METAL & GLASS CONTAINERS--4.7%
AEP Industries, Inc. 7.875%, 3/15/13 ............        470          482,925

Crown Americas LLC/Crown Americas Capital
Corp. 144A 7.75%, 11/15/15(b) ...................        240          247,800

Crown Cork & Seal Co., Inc. 7.375%, 12/15/26 ....         75           69,187

Owens-Brockway Glass Container, Inc. 6.75%,
12/1/14 .........................................        375          361,875
                                                                 ------------
                                                                    1,161,787
                                                                 ------------

MOVIES & ENTERTAINMENT--1.8%
IMAX Corp. 9.625%, 12/1/10 ......................         90           96,525
WMG Holdings Corp. 0%, 12/15/14(c) ..............        475          351,500
                                                                 ------------
                                                                      448,025
                                                                 ------------

                        See Notes to Financial Statements

PHOENIX HIGH YIELD SECURITIES FUND

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
OIL & GAS EQUIPMENT & SERVICES--1.7%
Gulfmark Offshore, Inc. 7.75%, 7/15/14 ..........  $     315     $    319,725

Hornbeck Offshore Services, Inc. Series B 6.125%,
12/1/14 .........................................        100           96,750
                                                                 ------------
                                                                      416,475
                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION--2.1%
Chesapeake Energy Corp. 6.25%, 1/15/18 ..........        150          142,875

Chesapeake Energy Corp. 144A 6.875%,
11/15/20(b) .....................................        375          370,312
                                                                 ------------
                                                                      513,187
                                                                 ------------

OIL & GAS STORAGE & TRANSPORTATION--6.1%
Atlas Pipeline Partners LP 144A 8.125%,
12/15/15(b) .....................................        145          150,437

Ferrellgas Escrow LLC/ Ferrellgas Finance
Escrow Corp. 6.75%, 5/1/14 ......................        200          193,000

Ferrellgas Partners LP/Ferrellgas Partners
Finance 8.75%, 6/15/12 ..........................        100          101,500

Holly Energy Partners LP 6.25%, 3/1/15 ..........        150          142,125

Inergy LP/Inergy Finance Corp. 144A 8.25%,
3/1/16(b) .......................................         85           87,763

Pacific Energy Partners LP/Pacific Energy
Finance Corp. 6.25%, 9/15/15 ....................        125          120,625

SemGroup LP 144A 8.75%, 11/15/15(b) .............        210          215,250
TransMontaigne, Inc. 9.125%, 6/1/10 .............        460          496,800
                                                                 ------------
                                                                    1,507,500
                                                                 ------------

PACKAGED FOODS & MEATS--1.4%
ASG Consolidated LLC/ASG Finance, Inc. 0%,
11/1/11(c) ......................................        360          302,400

Pilgrim's Pride Corp. 9.625%, 9/15/11 ...........         55           57,613
                                                                 ------------
                                                                      360,013
                                                                 ------------

PAPER PACKAGING--0.8%
Caraustar Industries, Inc. 7.375%, 6/1/09 .......        215          206,400

PAPER PRODUCTS--1.3%
Exopack Holding Corp. 144A 11.25%, 2/1/14(b) ....        305          310,338

PUBLISHING & PRINTING--2.6%
Cadmus Communications Corp. 8.375%, 6/15/14 .....        330          334,125
Primedia, Inc. 8.875%, 5/15/11 ..................        165          159,637
Primedia, Inc. 8%, 5/15/13 ......................        160          145,600
                                                                 ------------
                                                                      639,362
                                                                 ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.0%
American Real Estate Partners LP/American Real
Estate Finance Corp. 7.125%, 2/15/13 ............        250          249,375

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
REGIONAL BANKS--1.0%
Colonial Bank NA 6.375%, 12/1/15 ................  $     250     $    247,181

SPECIALTY CHEMICALS--0.4%
Chemtura Corp. 6.875%, 6/1/16 ...................         90           90,191

STEEL--1.2%
Gibraltar Industries, Inc. 144A 8%, 12/1/15(b) ..        290          296,525

TOBACCO--1.2%
Reynolds (R.J.) Tobacco Holdings, Inc. 7.30%,
7/15/15 .........................................        300          306,000

TRUCKING--0.3%
Avis Budget Car Rental 144A 7.75%, 5/15/16(b) ...         80           81,800
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $20,077,456)                                      20,160,659
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--12.1%

BERMUDA--1.5%
Intelsat Bermuda Ltd. 8.625%, 1/15/15 ...........        350          365,750

CANADA--5.9%
Cascades, Inc. 7.25%, 2/15/13 ...................        315          300,038
CHC Helicopter Corp. 7.375%, 5/1/14 .............        480          490,800

North American Energy Partners, Inc. 8.75%,
12/1/11 .........................................        200          197,500

Novelis, Inc. 144A 7.75%, 2/15/15(b)(c) .........        260          253,500
Stratos Global Corp. 144A 9.875%, 2/15/13(b) ....        233          234,534
                                                                 ------------
                                                                    1,476,372
                                                                 ------------

DENMARK--0.3%
Nordic Telephone Co. Holdings ApS 144A 8.875%,
5/1/16(b) .......................................         75           78,000

IRELAND--2.3%
Eircom Funding 8.25%, 8/15/13 ...................        538          580,500

LUXEMBOURG--1.3%
Basell AF SCA 144A 8.375%, 8/15/15(b) ...........        325          323,781

UNITED KINGDOM--0.8%
Ineos Group Holdings plc 144A 8.50%, 2/15/16(b) .        200          191,000
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $3,014,928)                                        3,015,403
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX HIGH YIELD SECURITIES FUND

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
LOAN AGREEMENTS--0.4%

PAPER PRODUCTS--0.4%
Georgia-Pacific Corp. Tranche C 8.042%,
12/23/13(c)                                        $     100     $    102,125
-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $100,000)                                            102,125
-----------------------------------------------------------------------------

                                                    SHARES
                                                   ---------
DOMESTIC COMMON STOCKS--1.2%

PACKAGED FOODS & MEATS--1.2%
B&G Foods, Inc. .................................     20,000          299,400
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $260,694)                                            299,400
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.8%
(IDENTIFIED COST $23,453,078)                                      23,577,587
-----------------------------------------------------------------------------

                                                   PAR VALUE
                                                     (000)
                                                   ---------
SHORT-TERM INVESTMENTS--3.2%

FEDERAL AGENCY SECURITIES(g)--3.2%
FHLB 4.68%, 5/1/06 ..............................  $     800          800,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $800,000)                                            800,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.0%
(IDENTIFIED COST $24,253,078)                                      24,377,587(a)

Other assets and liabilities, net--2.0%                               503,543
                                                                 ------------
NET ASSETS--100.0%                                               $ 24,881,130
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $385,577 and gross depreciation of $241,715 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $24,233,725.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $6,515,947 or 26.2% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(e) Security in default.

(f) Non-income producing.

(g) The rate shown is the discount rate.

                        See Notes to Financial Statements

PHOENIX HIGH YIELD SECURITIES FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (UNAUDITED)

ASSETS
Investment securities at value
    (Identified cost $24,253,078)                                $ 24,377,587
Cash                                                                   39,735
Receivables
    Investment securities sold                                        517,563
    Dividends and interest                                            488,555
    Fund shares sold                                                  200,156
Trustee retainer                                                        5,805
Prepaid expenses                                                       17,297
                                                                 ------------
       Total assets                                                25,646,698
                                                                 ------------

LIABILITIES
Payables
    Investment securities purchased                                   689,536
    Fund shares repurchased                                            28,183
    Distribution and service fees                                       5,721
    Transfer agent fee                                                  5,002
    Financial agent fee                                                 4,492
    Investment advisory fee                                               781
    Other accrued expenses                                             31,853
                                                                 ------------
       Total liabilities                                              765,568
                                                                 ------------
NET ASSETS                                                       $ 24,881,130
                                                                 ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 24,923,077
Undistributed net investment income                                    19,342
Accumulated net realized loss                                        (185,798)
Net unrealized appreciation                                           124,509
                                                                 ------------
NET ASSETS                                                       $ 24,881,130
                                                                 ============

CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $23,771,789)                2,384,714
Net asset value per share                                               $9.97
Offering price per share $9.97/(1-4.75%)                               $10.47

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $1,109,341)                   111,297
Net asset value and offering price per share                            $9.97

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2006
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                           $  806,367
Dividends                                                              17,060
                                                                   ----------
       Total investment income                                        823,427
                                                                   ----------

EXPENSES
Investment advisory fee                                                72,493
Service fees, Class A                                                  26,582
Distribution and service fees, Class C                                  5,199
Financial agent fee                                                    23,758
Professional                                                           29,600
Registration                                                           18,033
Transfer agent                                                         14,384
Trustees                                                               12,725
Custodian                                                               4,024
Printing                                                                1,493
Miscellaneous                                                          12,551
                                                                   ----------
       Total expenses                                                 220,842
Less expenses reimbursed by investment adviser                        (75,775)
Custodian fees paid indirectly                                         (1,699)
                                                                   ----------
       Net expenses                                                   143,368
                                                                   ----------
NET INVESTMENT INCOME (LOSS)                                          680,059
                                                                   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              (135,854)
Net change in unrealized appreciation (depreciation)
    on investments                                                    579,927
                                                                   ----------
NET GAIN (LOSS) ON INVESTMENTS                                        444,073
                                                                   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                                $1,124,132
                                                                   ==========

                        See Notes to Financial Statements

PHOENIX HIGH YIELD SECURITIES FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Six Months
                                                                                       Ended            From Inception
                                                                                   April 30, 2006      July 29, 2005 to
                                                                                    (Unaudited)        October 31, 2005
                                                                                  ----------------     ----------------
FROM OPERATIONS
    Net investment income (loss)                                                    $   680,059           $   278,349
    Net realized gain (loss)                                                           (135,854)              (49,944)
    Net change in unrealized appreciation (depreciation)                                579,927              (455,418)
                                                                                    -----------           -----------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       1,124,132              (227,013)
                                                                                    -----------           -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income, Class A                                                     (661,546)             (238,618)
    Net investment income, Class C                                                      (28,265)              (10,637)
                                                                                    -----------           -----------
    DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (689,811)             (249,255)
                                                                                    -----------           -----------
FROM SHARE TRANSACTIONS

CLASS A
    Proceeds from sales of shares (442,902 and 1,955,047 shares, respectively)        4,400,678            19,544,161
    Net asset value of shares issued from reinvestment of distributions
      (64,116 and 24,102 shares, respectively)                                          635,004               238,618
    Cost of shares repurchased (76,866 and 24,587 shares, respectively)                (763,607)             (244,047)
                                                                                    -----------           -----------
Total                                                                                 4,272,075            19,538,732
                                                                                     -----------           -----------

CLASS C
    Proceeds from sales of shares (7,439 and 100,000 shares, respectively)               74,067             1,000,000
    Net asset value of shares issued from reinvestment of distributions
      (2,784 and 1,074 shares, respectively)                                             27,566                10,637
    Cost of shares repurchased (0 and 0 shares, respectively)                                --                    --
                                                                                    -----------           -----------
Total                                                                                   101,633             1,010,637
                                                                                    -----------           -----------
    INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                         4,373,708            20,549,369
                                                                                    -----------           -----------
    NET INCREASE (DECREASE) IN NET ASSETS                                             4,808,029            20,073,101

NET ASSETS
    Beginning of period                                                              20,073,101                    --
                                                                                    -----------           -----------
    END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
      $19,342 AND $29,094, RESPECTIVELY)                                            $24,881,130           $20,073,101
                                                                                    ===========           ===========

                        See Notes to Financial Statements

PHOENIX HIGH YIELD SECURITIES FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                        CLASS A
                                                       ---------------------------------------
                                                          SIX MONTHS
                                                            ENDED            FROM INCEPTION
                                                        APRIL 30, 2006      JULY 29, 2005 TO
                                                         (UNAUDITED)        OCTOBER 31, 2005
Net asset value, beginning of period                        $ 9.76               $10.00
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)                           0.30                 0.14
    Net realized and unrealized gain (loss)                   0.22                (0.26)
                                                            ------               ------
        TOTAL FROM INVESTMENT OPERATIONS                      0.52                (0.12)
                                                            ------               ------
LESS DISTRIBUTIONS
    Dividends from net investment income                     (0.31)               (0.12)
                                                            ------               ------
        TOTAL DISTRIBUTIONS                                  (0.31)               (0.12)
                                                            ------               ------
Change in net asset value                                     0.21                (0.24)
                                                            ------               ------
NET ASSET VALUE, END OF PERIOD                              $ 9.97               $ 9.76
                                                            ======               ======

Total return(1)                                               5.35%(4)            (1.17)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                      $23,772              $19,086

RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                                    1.25%(3)(5)          1.25 %(3)(5)
    Gross operating expenses                                  1.93%(3)             2.22 %(3)
    Net investment income (loss)                              6.13%(3)             5.62 %(3)
Portfolio turnover                                              52%(4)               32 %(4)

                                                                        CLASS C
                                                       ---------------------------------------
                                                          SIX MONTHS
                                                            ENDED             FROM INCEPTION
                                                        APRIL 30, 2006       JULY 29, 2005 TO
                                                         (UNAUDITED)         OCTOBER 31, 2005
Net asset value, beginning of period                        $ 9.76               $10.00
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)                           0.26                 0.12
    Net realized and unrealized gain (loss)                   0.22                (0.25)
                                                            ------               ------
        TOTAL FROM INVESTMENT OPERATIONS                      0.48                (0.13)
                                                            ------               ------
LESS DISTRIBUTIONS
    Dividends from net investment income                     (0.27)               (0.11)
                                                            ------               ------
        TOTAL DISTRIBUTIONS                                  (0.27)               (0.11)
                                                            ------               ------
Change in net asset value                                     0.21                (0.24)
                                                            ------               ------
NET ASSET VALUE, END OF PERIOD                              $ 9.97               $ 9.76
                                                            ======               ======

Total return(1)                                               4.84%(4)            (1.35)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                       $1,109               $  987

RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                                    2.00%(3)(5)          2.00 %(3)(5)
    Gross operating expenses                                  2.68%(3)             2.97 %(3)
    Net investment income (loss)                              5.38%(3)             4.81 %(3)
Portfolio turnover                                              52%(4)               32 %(4)

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.
(5) The ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.02% lower than the ratio shown in the table.

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Multi-Sector Fixed Income Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

      Multi-Sector            Beginning             Ending        Expenses Paid
   Fixed Income Fund        Account Value       Account Value        During
        Class A            October 31, 2005     April 30, 2006       Period*
------------------------   ----------------     --------------    -------------
Actual                        $1,000.00           $1,041.00           $5.95
Hypothetical (5% return
   before expenses)            1,000.00            1,018.89            5.90

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.18%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      Multi-Sector            Beginning             Ending        Expenses Paid
   Fixed Income Fund        Account Value       Account Value        During
        Class B            October 31, 2005     April 30, 2006       Period*
------------------------   ----------------     --------------    -------------
Actual                        $1,000.00           $1,037.30           $9.74
Hypothetical (5% return
   before expenses)            1,000.00            1,015.12            9.68

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.93%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      Multi-Sector            Beginning             Ending        Expenses Paid
   Fixed Income Fund        Account Value       Account Value        During
        Class C            October 31, 2005     April 30, 2006       Period*
------------------------   ----------------     --------------    -------------
Actual                        $1,000.00           $1,037.00           $9.72
Hypothetical (5% return
   before expenses)            1,000.00            1,015.13            9.66

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.92%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

    YOU CAN FIND OUT MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX MULTI-SECTOR FIXED INCOME FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            4/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                  Domestic Corporate Bonds                32%
                  Foreign Government Securities           21
                  Foreign Corporate Bonds                 12
                  Loan Agreements                          9
                  Agency Mortgage-Backed Securities        8
                  Non-Agency Mortgage-Backed Securities    6
                  U.S. Government Securities               4
                  Other                                    8

                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006
                                   (UNAUDITED)

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
U.S. GOVERNMENT SECURITIES--3.8%

U.S. TREASURY NOTES--3.8%
U.S. Treasury Note 4.50%, 2/15/09 ...............  $   3,000     $  2,971,407
U.S. Treasury Note 4.50%, 2/28/11 ...............      2,700        2,651,486
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $5,645,233)                                        5,622,893
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--8.4%

FNMA 4.50%, 6/1/19 ..............................      1,257        1,199,287
FNMA 5%, 8/1/20 .................................        334          325,494
FNMA 5.50%, 4/1/34 ..............................        179          174,371
FNMA 5.50%, 6/1/34 ..............................      1,491        1,451,174
FNMA 6%, 8/1/34 .................................      1,412        1,408,447
FNMA 5.50%, 1/1/35 ..............................      4,037        3,928,451
FNMA 5.50%, 2/1/35 ..............................      1,232        1,199,033
FNMA 5%, 7/25/35 ................................      1,056        1,045,617
FNMA 5%, 9/25/35 ................................        769          760,693
FNMA 6%, 3/1/36 .................................        968          963,818
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $12,808,196)                                      12,456,385
-----------------------------------------------------------------------------

MUNICIPAL BONDS--1.6%

FLORIDA--1.4%
University of Miami Taxable Series A 7.65%,
4/1/20 (MBIA Insured) ...........................      2,000        2,058,260

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
SOUTH DAKOTA--0.2%
South Dakota State Educational Enhancement
Funding Corp. Taxable Series A 6.72%, 6/1/25 ....  $     309     $    307,678
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,310,149)                                        2,365,938
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--1.1%

Bear Stearns Structured Products, Inc. 05-20N B
144A 8.459%, 10/25/45(b)(c) .....................        750          697,500

Bombardier Capital Mortgage Securitization Corp.
99-A, A3 5.98%, 1/15/18 .........................      1,120          998,849
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,793,717)                                        1,696,349
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--32.1%

ADVERTISING--0.3%
Lamar Media Corp. 6.625%, 8/15/15 ...............        375          366,563

AEROSPACE & DEFENSE--0.9%
DRS Technologies, Inc. 6.625%, 2/1/16 ...........        500          497,500
L-3 Communications Corp. 6.125%, 1/15/14 ........        550          530,750

L-3 Communications Corp. Series B 6.375%,
10/15/15 ........................................        250          243,750
                                                                 ------------
                                                                    1,272,000
                                                                 ------------

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
AIRLINES--3.1%
American Airlines, Inc. 01-1 6.977%, 5/23/21 ....  $   1,950     $  1,871,950
Continental Airlines, Inc. 01-1 6.703%, 12/15/22         580          574,574
Continental Airlines, Inc. 98-1 A 6.648%, 3/15/19      1,289        1,291,992
United Airlines, Inc. 01-1 6.071%, 9/1/14 .......        965          953,194
                                                                 ------------
                                                                    4,691,710
                                                                 ------------

AUTOMOBILE MANUFACTURERS--0.6%
DaimlerChrysler NA Holding Corp. 4.875%,
6/15/10 .........................................        275          265,639

Ford Motor Co. 7.45%, 7/16/31 ...................        750          551,250
                                                                 ------------
                                                                      816,889
                                                                 ------------

AUTOMOTIVE RETAIL--0.3%
Hertz Corp. 144A 8.875%, 1/1/14(b) ..............        350          373,625
Hertz Corp. 144A 10.50%, 1/1/16(b) ..............        100          111,125
                                                                 ------------
                                                                      484,750
                                                                 ------------

BROADCASTING & CABLE TV--1.9%
Comcast Corp. 4.95%, 6/15/16 ....................        500          453,372
COX Communications, Inc. 5.45%, 12/15/14 ........        375          355,575

DIRECTV Holdings LLC/DIRECTV Financing Co.,
Inc. 6.375%, 6/15/15 ............................      1,500        1,473,750

Echostar DBS Corp. 6.625%, 10/1/14 ..............        600          579,750
                                                                 ------------
                                                                    2,862,447
                                                                 ------------

BUILDING PRODUCTS--0.3%
Ply Gem Industries, Inc. 9%, 2/15/12 ............        500          483,750

CASINOS & GAMING--2.5%
Harrah's Operating Co., Inc. 5.625%, 6/1/15 .....        875          831,976
Herbst Gaming, Inc. 8.125%, 6/1/12 ..............        500          522,500
MGM MIRAGE 8.50%, 9/15/10 .......................        250          266,563
MGM MIRAGE 6.625%, 7/15/15 ......................        350          340,812
Penn National Gaming, Inc. 6.875%, 12/1/11 ......        490          492,450

River Rock Entertainment Authority 9.75%,
11/1/11 .........................................        250          270,625

Station Casinos, Inc. 6.875%, 3/1/16 ............      1,000          987,500
                                                                 ------------
                                                                    3,712,426
                                                                 ------------

COMMUNICATIONS EQUIPMENT--0.5%
Corning, Inc. 6.20%, 3/15/16 ....................        750          739,349

CONSUMER FINANCE--1.8%
Ford Motor Credit Co. 7.68%, 11/2/07(c) .........        150          147,282
Ford Motor Credit Co. 8.625%, 11/1/10 ...........      1,400        1,325,432
General Motors Acceptance Corp. 7.25%, 3/2/11 ...      1,000          957,074
General Motors Acceptance Corp. 6.875%, 9/15/11 .        275          257,901
                                                                 ------------
                                                                    2,687,689
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
SunGard Data Systems, Inc. 144A 10.25%,
8/15/15(b) ......................................        500          540,000

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
DIVERSIFIED CHEMICALS--0.4%
Huntsman LLC 12.318%, 7/15/11(c) ................  $     500     $    527,500

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.4%
Adesa, Inc. 7.625%, 6/15/12 .....................        500          511,250
Mobile Mini, Inc. 9.50%, 7/1/13 .................      1,500        1,642,500
                                                                 ------------
                                                                    2,153,750
                                                                 ------------

DIVERSIFIED METALS & MINING--0.6%
Glencore Funding LLC 144A 6%, 4/15/14(b) ........      1,000          944,457

ELECTRIC UTILITIES--1.5%
Midwest Generation LLC 8.75%, 5/1/34 ............      1,000        1,085,000

MSW Energy Holdings II LLC/MSW Energy
Finance Co. II, Inc. Series B 7.375%, 9/1/10 ....        900          929,250

MSW Energy Holdings LLC/MSW Energy
Finance Co., Inc. 8.50%, 9/1/10 .................        250          265,000
                                                                 ------------
                                                                    2,279,250
                                                                 ------------

HEALTH CARE EQUIPMENT--0.7%
Fisher Scientific International, Inc.
6.75%, 8/15/14 ..................................      1,100        1,108,250

HEALTH CARE FACILITIES--0.6%
Concentra Operating Corp. 9.125%, 6/1/12 ........        500          527,500
Psychiatric Solutions, Inc. 7.75%, 7/15/15 ......        375          386,250
                                                                 ------------
                                                                      913,750
                                                                 ------------

HOMEBUILDING--0.1%
Horton (D.R.), Inc. 5.25%, 2/15/15 ..............        210          191,503

HOTELS, RESORTS & CRUISE LINES--0.9%
Royal Caribbean Cruises Ltd. 6.875%, 12/1/13 ....      1,250        1,280,945

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
NRG Energy, Inc. 7.375%, 2/1/16 .................        500          505,625

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
Citizens Communications Co. 9.25%, 5/15/11 ......        500          551,875

LIFE & HEALTH INSURANCE--0.5%
Protective Life Secured Trust 5.10%, 5/10/10(c) .        750          722,918

MANAGED HEALTH CARE--0.9%
Coventry Health Care, Inc. 8.125%, 2/15/12 ......        750          792,187
MultiPlan, Inc. 144A 10.375%, 4/15/16(b) ........        500          510,625
                                                                 ------------
                                                                    1,302,812
                                                                 ------------

METAL & GLASS CONTAINERS--0.3%
Plastipak Holdings, Inc. 144A 8.50%, 12/15/15(b)         500          507,500

MOVIES & ENTERTAINMENT--0.5%
Time Warner, Inc. 6.875%, 5/1/12 ................        370          386,400
Viacom, Inc. 144A 6.25%, 4/30/16(b) .............        375          372,340
                                                                 ------------
                                                                      758,740
                                                                 ------------

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
OIL & GAS EQUIPMENT & SERVICES--0.2%
Hornbeck Offshore Services, Inc. Series B 6.125%,
12/1/14 .........................................  $     340     $    328,950

OIL & GAS EXPLORATION & PRODUCTION--1.9%
Chesapeake Energy Corp. 6.875%, 1/15/16 .........        750          742,500
Denbury Resources, Inc. 7.50%, 4/1/13 ...........        600          616,500
Pioneer Natural Resources Co. 5.875%, 7/15/16 ...        500          473,400
Pogo Producing Co. 6.875%, 10/1/17 ..............        500          488,750
Swift Energy Co. 7.625%, 7/15/11 ................        500          503,750
                                                                 ------------
                                                                    2,824,900
                                                                 ------------

OIL & GAS REFINING & MARKETING--0.5%
Premcor Refining Group, Inc. (The) 9.25%, 2/1/10         750          804,364

OIL & GAS STORAGE & TRANSPORTATION--0.7%
AmeriGas Partners LP 7.25%, 5/20/15 .............        500          500,000

Suburban Propane Partners LP/ Suburban Energy
Finance Corp. 6.875%, 12/15/13 ..................        500          476,250
                                                                 ------------
                                                                      976,250
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.4%
American Real Estate Partners LP/American Real
Estate Finance Corp. 8.125%, 6/1/12 .............        625          648,438

PACKAGED FOODS & MEATS--1.6%
Dean Foods Co. 6.625%, 5/15/09 ..................        500          502,500
Pilgrim's Pride Corp. 9.25%, 11/15/13 ...........      1,500        1,522,500
Tyson Foods, Inc. 6.60%, 4/1/16 .................        400          393,098
                                                                 ------------
                                                                    2,418,098
                                                                 ------------

PUBLISHING & PRINTING--0.4%
Donnelley (R.H.) Corp. 144A 8.875%, 1/15/16(b) ..        550          568,563

REITS--1.8%
Centerpoint Properties Trust 5.25%, 7/15/11 .....        500          494,528
Health Care REIT, Inc. 5.875%, 5/15/15 ..........      1,000          961,904
iStar Financial, Inc. 5.375%, 4/15/10 ...........      1,000          983,008

Ventas Realty LP/Ventas Capital Corp. 6.50%,
6/1/16 ..........................................        250          243,125
                                                                 ------------
                                                                    2,682,565
                                                                 ------------

SPECIALIZED CONSUMER SERVICES--0.7%
Stewart Enterprises, Inc. 144A 7.75%, 2/15/13(b)       1,000          965,000

SPECIALTY CHEMICALS--0.5%
Chemtura Corp. 9.875%, 8/1/12 ...................        500          562,500
Chemtura Corp. 6.875%, 6/1/16 ...................        250          250,531
                                                                 ------------
                                                                      813,031
                                                                 ------------

TOBACCO--0.3%
Reynolds (R.J.) Tobacco Holdings, Inc. 7.30%,
7/15/15 .........................................        500          510,000

TRADING COMPANIES & DISTRIBUTORS--0.5%
United Rentals North America, Inc. 6.50%, 2/15/12        750          738,750

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
Nextel Communications, Inc. Series E 6.875%,
10/31/13 ........................................  $   1,250     $  1,284,439
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $48,100,993)                                      47,969,796
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--6.5%

Adjustable Rate Mortgage Trust 05-3,
2A1 4.717%, 7/25/35(c) ..........................        834          814,430

Bear Stearns Structured Products, Inc. 04-15,
A2 P.O. 144A 0%, 11/27/34(b) ....................        569          518,119

Bear Stearns Structured Products, Inc. 05-10
144A 7.47%, 4/26/35(b)(c) .......................        623          625,400

Countrywide Home Loan Mortgage Pass-Through
Trust 04-12, 12A1 4.767%, 8/25/34(c) ............      1,349        1,325,662

Countrywide Partnership Trust Net Interest Margin
04-EC1N 144A 5%, 9/25/35(b) .....................         47           47,227

First Franklin Net Interest Margin Trust
04-FF7A A 144A 5%, 9/27/34(b) ...................         16           15,489

First Franklin Net Interest Margin Trust
04-FF7A B 144A 6.75%, 9/27/34(b) ................        255          254,415

First Horizon Asset Securities, Inc.
05-AR1, 2A1 5.025%, 4/25/35(c) ..................        857          840,267

First Horizon Mortgage Pass-Through Trust
04-AR4, 2A1 4.41%, 8/25/34(c) ...................      1,587        1,552,699

JPMorgan Mortgage Trust 05-S3, 1A12 6%,
1/25/36 .........................................        738          728,206

Master Resecuritization Trust 05-1 144A 5%,
10/28/34(b) .....................................        557          524,906

Structured Asset Securities Corp. 03-32, 1A1
5.246%, 11/25/33(c) .............................        630          601,394

Structured Asset Securities Corp. 05-1, 6A1 6%,
2/25/35 .........................................      1,177        1,162,734

Wells Fargo Mortgage Backed Securities Trust
05-5, 1A1 5%, 5/25/20 ...........................        693          669,742
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,889,459)                                        9,680,690
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--20.9%

ARGENTINA--3.1%
Republic of Argentina 0%, 12/15/35(c) ...........     11,018        1,126,631

Republic of Argentina PIK Interest Capitalization
8.28%, 12/31/33 .................................      3,539        3,530,488
                                                                 ------------
                                                                    4,657,119
                                                                 ------------

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
AUSTRALIA--1.0%
Commonwealth of Australia Series 1106 6.75%,
11/15/06 ........................................      2,015(g)  $  1,539,141

BRAZIL--3.0%
Federative Republic of Brazil 10.50%, 7/14/14 ...  $     150          186,375
Federative Republic of Brazil 7.875%, 3/7/15 ....        250          269,875
Federative Republic of Brazil 12.50%, 1/5/16 ....      4,774(h)     2,304,650
Federative Republic of Brazil 7.125%, 1/20/37 ...        750          730,875
Federative Republic of Brazil 11%, 8/17/40 ......        750          966,563
                                                                 ------------
                                                                    4,458,338
                                                                 ------------

CANADA--1.3%
Federation of Canada 4.25%, 9/1/09 ..............      2,150(i)     1,922,702

COLOMBIA--0.4%
Republic of Colombia 10%, 1/23/12 ...............        500          593,000

EL SALVADOR--0.3%
Republic of El Salvador 144A 7.625%, 9/21/34(b) .        350          375,375

GERMANY--0.3%
Federal Republic of Germany 144A 3.25%,
4/17/09(b) ......................................        307(j)       384,191

GUATEMALA--0.5%
Republic of Guatemala 144A 8.125%, 10/6/34(b) ...        675          747,563

INDONESIA--0.3%
Republic of Indonesia 144A 6.75%, 3/10/14(b) ....        500          498,750

MEXICO--0.8%
United Mexican States Series MI10 9.50%,
12/18/14 ........................................     12,590(k)     1,203,430

NEW ZEALAND--0.7%
Commonwealth of New Zealand Series 1106 8%,
11/15/06 ........................................      1,725(l)     1,108,414

PERU--0.2%
Republic of Peru 7.35%, 7/21/25 .................        225          223,313

PHILIPPINES--1.0%
Republic of Philippines 8%, 1/15/16 .............        500          541,875
Republic of Philippines 10.625%, 3/16/25 ........        300          389,250
Republic of Philippines 9.50%, 2/2/30 ...........        500          593,125
                                                                 ------------
                                                                    1,524,250
                                                                 ------------

RUSSIA--0.7%
Russian Federation 144A 5%, 3/31/30(b)(c) .......      1,025        1,114,687

SOUTH AFRICA--0.5%
Republic of South Africa Series R153 13%,
8/31/10 .........................................      3,620(m)       732,670

THAILAND--0.5%
Kingdom of Thailand Series R042 4.80%, 4/9/10 ...     28,600(n)       746,272

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
TURKEY--1.4%
Republic of Turkey 11.50%, 1/23/12 ..............  $     450     $    561,375
Republic of Turkey 7.25%, 3/15/15 ...............      1,000        1,042,500
Republic of Turkey 7%, 6/5/20 ...................        500          505,625
                                                                 ------------
                                                                    2,109,500
                                                                 ------------

URUGUAY--1.5%
Republic of Uruguay 7.50%, 3/15/15 ..............        500          517,500
Republic of Uruguay 8%, 11/18/22 ................      1,650        1,711,875
                                                                 ------------
                                                                    2,229,375
                                                                 ------------

VENEZUELA--3.4%
Republic of Venezuela 8.50%, 10/8/14 ............        250          280,625
Republic of Venezuela 9.25%, 9/15/27 ............      2,050        2,584,025
Republic of Venezuela RegS 5.375%, 8/7/10(e) ....      2,250        2,188,125
                                                                 ------------
                                                                    5,052,775
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $28,922,311)                                      31,220,865
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--12.0%

BRAZIL--0.7%
Petrobras International Finance Co. 9.125%, 7/2/13       300          348,750
Vale Overseas Ltd. 6.25%, 1/11/16 ...............        750          740,625
                                                                 ------------
                                                                    1,089,375
                                                                 ------------

CANADA--1.6%
Catalyst Paper Corp. 7.375%, 3/1/14 .............        750          706,875
Rogers Cable, Inc. 7.875%, 5/1/12 ...............      1,000        1,063,750

Rogers Wireless Communications, Inc. 6.375%,
3/1/14 ..........................................        575          569,250
                                                                 ------------
                                                                    2,339,875
                                                                 ------------

CHILE--0.8%
Empresa Nacional de Electricidad SA 8.35%,
8/1/13 ..........................................        350          383,312

Petropower I Funding Trust 144A 7.36%,
2/15/14(b) ......................................        867          813,057
                                                                 ------------
                                                                    1,196,369
                                                                 ------------

JAPAN--0.5%
Resona Bank Ltd. 144A 5.85%, 9/29/49(b)(c) ......        750          717,617

KAZAKHSTAN--1.9%
Kazkommerts International BV 144A 7.875%,
4/7/14(b) .......................................        250          251,875

Kazkommerts International BV RegS 10.125%,
5/8/07(e) .......................................        500          521,200

Tengizchevroil Finance Co. 144A 6.124%,
11/15/14(b) .....................................      1,000          988,750

TuranAlem Finance BV 144A 7.875%, 6/2/10(b) .....      1,000        1,018,750
                                                                 ------------
                                                                    2,780,575
                                                                 ------------

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
LUXEMBOURG--0.5%
Basell AF SCA 144A 8.375%, 8/15/15(b) ...........  $     750     $    747,188

MALAYSIA--0.5%
Malaysia International Shipping Corp. Capital Ltd.
144A 6.125%, 7/1/14(b) ..........................        750          761,267

MEXICO--0.3%
America Movil SA de CV 5.50%, 3/1/14 ............        500          472,685

RUSSIA--2.5%
Aries Vermoegensverwaltung GmbH 144A 9.60%,
10/25/14(b) .....................................        750          935,625

Aries Vermoegensverwaltung GmbH 144A 7.75%,
10/25/09(b) .....................................        250(j)       351,868

Gazprom International SA 144A 7.201%, 2/1/20(b) .      1,000        1,046,250

Gazprom OAO (Morgan Stanley Bank AG) 144A
9.625%, 3/1/13(b) ...............................        750          888,750

OJSC Vimpel Communications 144A 8.375%,
10/22/11(b) .....................................        500          519,375
                                                                 ------------
                                                                    3,741,868
                                                                 ------------

SINGAPORE--0.7%
Chartered Semiconductor Manufacturing Ltd. ......
5.75%, 8/3/10 ...................................      1,125        1,111,486

SOUTH KOREA--1.0%
C&M Finance Ltd. 144A 8.10%, 2/1/16(b) ..........        500          495,303
Woori Bank 144A 6.125%, 5/3/16(b)(c) ............      1,000          998,900
                                                                 ------------
                                                                    1,494,203
                                                                 ------------

UNITED KINGDOM--0.3%
Ineos Group Holdings plc 144A 8.50%, 2/15/16(b) .        500          477,500

UNITED STATES--0.7%
Nova Chemicals Corp. 7.561%, 11/15/13(c) ........        975          979,875
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $17,833,317)                                      17,909,883
-----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.7%

PHARMACEUTICALS--0.7%
Par Pharmaceutical Cos., Inc. Cv. 2.875%, 9/30/10      1,250        1,043,750
-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $1,027,083)                                        1,043,750
-----------------------------------------------------------------------------

CREDIT LINKED NOTES--0.8%

OTHER FOREIGN GOVERNMENT--0.8%
Republic of Indonesia (Citigroup) 14%, 6/15/09 ..        400          415,964
Republic of Turkey (Citigroup) 0%, 6/28/07 ......        750          771,727
-----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $1,150,000)                                        1,187,691
-----------------------------------------------------------------------------

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
LOAN AGREEMENTS--9.4%

AIRPORT SERVICES--0.6%
Worldspan LP Tranche 6.95%, 2/11/10(c) ..........  $     908     $    912,077

AUTO PARTS & EQUIPMENT--0.2%
Tenneco Automotive, Inc. Tranche B 8.13%,
12/12/10(c) .....................................        282          284,974

AUTOMOTIVE RETAIL--0.3%
Hertz Corp. Tranche 7.38%, 12/21/12(c) ..........         50           50,312
Hertz Corp. Tranche B 7.38%, 12/21/12(c) ........        341          343,534
                                                                 ------------
                                                                      393,846
                                                                 ------------

BROADCASTING & CABLE TV--0.5%
Charter Communications Operating LLC Tranche B
6.90%, 4/27/11(c) ...............................        744          746,179

CASINOS & GAMING--0.3%
MGM MIRAGE Tranche A 6.88%, 4/25/10(c) ..........        405          405,506

DATA PROCESSING & OUTSOURCED SERVICES--1.0%
Solar Capital Corp. Tranche 7.215%, 2/11/13(c) ..      1,444        1,462,807

DEPARTMENT STORES--1.0%
Neiman-Marcus Group, Inc. (The) Tranche 6.706%,
4/6/13(c) .......................................      1,399        1,418,608

ELECTRIC UTILITIES--0.3%
Astoria Generating Co. LP Tranche 6.88%,
2/23/13(c) ......................................         80           81,548

Astoria Generating Co. LP Tranche 6.88%,
2/23/13(c) ......................................        370          373,751
                                                                 ------------
                                                                      455,299
                                                                 ------------

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc. Tranche 6.89%,
4/15/13(c) ......................................        325          326,219

Allied Waste North America, Inc. Tranche 6.89%,
4/15/13(c) ......................................        125          125,469
                                                                 ------------
                                                                      451,688
                                                                 ------------

HEALTH CARE FACILITIES--0.3%
LifePoint Hospitals, Inc. Tranche B 6.505%,
4/15/12(c) ......................................        450          452,250

HEALTH CARE SERVICES--0.5%
Fresenius Medical Care AG & Co. Tranche B
6.403%, 3/31/13(c) ..............................        750          750,000

HOTELS, RESORTS & CRUISE LINES--0.2%
Hilton Hotels Corp. Tranche B 6.204%, 2/22/13(c)         360          362,025

HOUSEWARES & SPECIALTIES--0.3%
Tupperware Brands Corp. Tranche B 6.88%,
12/1/12(c) ......................................        450          450,000

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.9%
NRG Energy, Inc. Tranche B 6.91%, 2/1/13(c) .....  $   1,306     $  1,319,498

PAPER PRODUCTS--1.5%
Georgia-Pacific Corp. Tranche A 6.88%, 12/20/10(c)       450          452,250

Georgia-Pacific Corp. Tranche B 6.499%,
12/20/12(c) .....................................        673          676,679

Georgia-Pacific Corp. Tranche C 7.749%,
12/23/13(c) .....................................        150          153,188

NewPage Corp. Tranche B 7.09%, 5/2/11(c) ........      1,030        1,033,721
                                                                 ------------
                                                                    2,315,838
                                                                 ------------

PHOTOGRAPHIC PRODUCTS--0.3%
Eastman Kodak Co. Tranche B 6.888%, 10/18/12(c) .        449          453,364

RESTAURANTS--0.3%
Dunkin Brands, Inc. Tranche 7.32%, 2/27/13(c) ...        475          475,594

SPECIALTY CHEMICALS--0.3%
Johnson Diversey, Inc. Tranche B 7.38%,
12/16/11(c) .....................................        450          456,188

TRADING COMPANIES & DISTRIBUTORS--0.3%
United Rentals, Inc. Tranche 7.13%, 2/14/11(c) ..         76           77,252
United Rentals, Inc. Tranche B 7.13%, 2/14/11 ...        374          377,629
                                                                 ------------
                                                                      454,881
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $14,024,311)                                      14,020,622
-----------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                   ---------     ------------
DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(o) .............    137,550     $      2,063

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(f)(o) ......................      3,650            5,840
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $756,365)                                              7,903
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.3%
(IDENTIFIED COST $144,261,134)                                    145,182,765
-----------------------------------------------------------------------------

                                                   PAR VALUE
                                                     (000)
                                                   ---------
SHORT-TERM INVESTMENTS--4.7%

COMMERCIAL PAPER(p)--4.7%
CAFCO LLC 4.81%, 5/1/06 .........................  $   3,400        3,400,000
NetJets, Inc. 4.75%, 5/2/06 .....................      3,675        3,674,515
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $7,074,515)                                        7,074,515
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--102.0%
(IDENTIFIED COST $151,335,649)                                    152,257,280(a)

Other assets and liabilities, net--(2.0)%                          (2,985,160)
                                                                 ------------
NET ASSETS--100.0%                                               $149,272,120
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,105,471 and gross depreciation of $2,320,045 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $151,471,854.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $21,708,932 or 14.5% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign Security Country Determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Illiquid and restriced security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2006, this security amounted to a value of $5,840 or 0.0% of net assets. For acquisition information, see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(g) Par value represents Australian Dollar.
(h) Par value represents Brazilian Real.
(i) Par value represents Canadian Dollar.
(j) Par value represents Euro.
(k) Par value represents Mexican Peso.
(l) Par value represents New Zealand Dollar.
(m) Par value represents South African Rand.
(n) Par value represents Thailand Baht.
(o) Non-income producing.
(p) The rate shown is the discount rate.

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (UNAUDITED)

ASSETS
Investment securities at value
    (Identified cost $151,335,649)                               $152,257,280
Cash                                                                  816,335
Receivables
    Interest                                                        2,194,112
    Investment securities sold                                        788,666
    Fund shares sold                                                  453,905
Unrealized appreciation on forward currency contracts                  62,275
Trustee retainer                                                        4,158
Prepaid expenses                                                       17,313
                                                                 ------------
       Total assets                                               156,594,044
                                                                 ------------

LIABILITIES
Payables
    Investment securities purchased                                 6,743,947
    Fund shares repurchased                                           102,507
    Dividend distributions                                            276,929
    Investment advisory fee                                            67,175
    Distribution and service fees                                      49,946
    Transfer agent fee                                                 37,111
    Financial agent fee                                                10,185
    Other accrued expenses                                             34,124
                                                                 ------------
       Total liabilities                                            7,321,924
                                                                 ------------
NET ASSETS                                                       $149,272,120
                                                                 ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $215,605,283
Undistributed net investment income                                   276,405
Accumulated net realized loss                                     (67,598,411)
Net unrealized appreciation                                           988,843
                                                                 ------------
NET ASSETS                                                       $149,272,120
                                                                 ============

CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $117,477,503)              10,890,607
Net asset value per share                                              $10.79
Offering price per share $10.79/(1-4.75%)                              $11.33

CLASS B
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $15,317,796)                1,422,089
Net asset value and offering price per share                           $10.77

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $16,476,821)                1,521,488
Net asset value and offering price per share                           $10.83

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2006
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                         $  4,985,363
                                                                 ------------
       Total investment income                                      4,985,363
                                                                 ------------

EXPENSES
Investment advisory fee                                               405,137
Service fees, Class A                                                 144,864
Distribution and service fees, Class B                                 79,700
Distribution and service fees, Class C                                 77,459
Financial agent fee                                                    58,196
Transfer agent                                                        108,634
Registration                                                           24,966
Professional                                                           21,984
Custodian                                                              16,128
Printing                                                               15,091
Trustees                                                               14,372
Miscellaneous                                                          21,313
                                                                 ------------
       Total expenses                                                 987,844
Custodian fees paid indirectly                                         (3,861)
                                                                 ------------
       Net expenses                                                   983,983
                                                                 ------------

NET INVESTMENT INCOME (LOSS)                                        4,001,380
                                                                 ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               414,301
Net realized gain (loss) on foreign currency transactions            (314,773)
Net change in unrealized appreciation (depreciation)
    on investments                                                  1,486,890
Net change in unrealized appreciation (depreciation) on
    foreign currency transactions and translation                     244,154
                                                                 ------------
NET GAIN (LOSS) ON INVESTMENTS                                      1,830,572
                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                              $  5,831,952
                                                                 ============

                        See Notes to Financial Statements

PHOENIX
 FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Six Months
                                                                                     Ended
                                                                                 April 30, 2006         Year Ended
                                                                                  (Unaudited)        October 31, 2005
                                                                                ----------------     ----------------
FROM OPERATIONS
    Net investment income (loss)                                                  $  4,001,380         $  7,747,029
    Net realized gain (loss)                                                            99,528            1,315,958
    Net change in unrealized appreciation (depreciation)                             1,731,044           (6,743,641)
                                                                                  ------------         ------------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      5,831,952            2,319,346
                                                                                  ------------         ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income, Class A                                                  (2,996,228)          (7,657,999)
    Net investment income, Class B                                                    (351,760)          (1,103,450)
    Net investment income, Class C                                                    (340,202)            (758,327)
                                                                                  ------------         ------------
    DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                       (3,688,190)          (9,519,776)
                                                                                  ------------         ------------

FROM SHARE TRANSACTIONS

CLASS A
    Proceeds from sales of shares (1,166,739 and 2,094,099 shares, respectively)    12,572,088           23,025,090
    Net asset value of shares issued from reinvestment of distributions
       (178,152 and 417,320 shares, respectively)                                    1,921,551            4,573,386
    Cost of shares repurchased (1,167,354 and 2,201,518 shares, respectively)      (12,580,164)         (24,153,844)
                                                                                  ------------         ------------
Total                                                                                1,913,475            3,444,632
                                                                                  ------------         ------------

CLASS B
    Proceeds from sales of shares (152,270 and 320,540 shares, respectively)         1,636,106            3,511,100
    Net asset value of shares issued from reinvestment of distributions
       (19,648 and 55,296 shares, respectively)                                        211,514              605,558
    Cost of shares repurchased (339,922 and 722,667 shares, respectively)           (3,653,554)          (7,920,354)
                                                                                  ------------         ------------
Total                                                                               (1,805,934)          (3,803,696)
                                                                                  ------------         ------------

CLASS C
    Proceeds from sales of shares (317,977 and 683,901 shares, respectively)         3,444,524            7,563,018
    Net asset value of shares issued from reinvestment of distributions
       (20,991 and 34,137 shares, respectively)                                        227,229              374,879
    Cost of shares repurchased (239,608 and 274,601 shares, respectively)           (2,589,466)          (3,013,567)
                                                                                  ------------         ------------
Total                                                                                1,082,287            4,924,330
                                                                                  ------------         ------------
    INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        1,189,828            4,565,266
                                                                                  ------------         ------------
    NET INCREASE (DECREASE) IN NET ASSETS                                            3,333,590           (2,635,164)

NET ASSETS
    Beginning of period                                                            145,938,530          148,573,694
                                                                                  ------------         ------------
    END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME AND
       DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF $276,405 AND
       ($36,785), RESPECTIVELY)                                                   $149,272,120         $145,938,530
                                                                                  ============         ============

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                             ----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31
                                                APRIL 30, 2006 ----------------------------------------------------------------
                                                 (UNAUDITED)       2005         2004       2003(5)     2002(4)(5)    2001(5)
Net asset value, beginning of period               $10.63        $11.16       $10.85      $ 9.82      $10.03        $10.44
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                     0.30(2)       0.59(2)      0.69(2)     0.71        0.72          0.82
    Net realized and unrealized gain (loss)          0.14         (0.40)        0.34        0.99       (0.18)        (0.34)
                                                   ------        ------       ------      ------      ------        ------
       TOTAL FROM INVESTMENT OPERATIONS              0.44          0.19         1.03        1.70        0.54          0.48
                                                   ------        ------       ------      ------      ------        ------
LESS DISTRIBUTIONS
    Dividends from net investment income            (0.28)        (0.72)       (0.72)      (0.67)      (0.74)        (0.86)
    Tax return of capital                              --            --           --          --       (0.01)        (0.03)
                                                   ------        ------       ------      ------      ------        ------
       TOTAL DISTRIBUTIONS                          (0.28)        (0.72)       (0.72)      (0.67)      (0.75)        (0.89)
                                                   ------        ------       ------      ------      ------        ------
Change in net asset value                            0.16         (0.53)        0.31        1.03       (0.21)        (0.41)
                                                   ------        ------       ------      ------      ------        ------
NET ASSET VALUE, END OF PERIOD                     $10.79        $10.63       $11.16      $10.85      $ 9.82        $10.03
                                                   ======        ======       ======      ======      ======        ======
Total return(1)                                      4.10%(7)      1.73%        9.78%      17.73%       5.52%         4.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $117,478      $113,885     $116,079    $113,345    $107,782      $115,278
RATIO TO AVERAGE NET ASSETS OF:
    Operating expenses                               1.18%(6)      1.20%        1.18%       1.24%       1.26%(3)      1.27%
    Net investment income                            5.59%(6)      5.36%        6.30%       6.68%       7.14%         8.59%
Portfolio turnover                                     47%(7)       136%         156%        204%        156%          210%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) For the period ended October 31, 2002, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01, and increase the ratio of net investment income to average net assets from 7.33% to 7.42%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.02, $0.03, and $0.03 for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.18%, 0.28% and 0.31% for the periods ended October 31, 2003, 2002 and 2001, respectively.
(6) Annualized.
(7) Not annualized.

                       See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS B
                                              ------------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31
                                                 APRIL 30, 2006  -----------------------------------------------------------------
                                                  (UNAUDITED)       2005         2004        2003(5)     2002(4)(5)     2001(5)
Net asset value, beginning of period                $10.61         $11.13        $10.82       $ 9.80       $10.01       $10.42
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                      0.26(2)        0.50(2)       0.61(2)      0.63         0.64         0.75
    Net realized and unrealized gain (loss)           0.14          (0.40)         0.33         0.98        (0.18)       (0.34)
                                                    ------         ------        ------       ------       ------       ------
        TOTAL FROM INVESTMENT OPERATIONS              0.40           0.10          0.94         1.61         0.46         0.41
                                                    ------         ------        ------       ------       ------       ------
LESS DISTRIBUTIONS
    Dividends from net investment income             (0.24)         (0.62)        (0.63)       (0.59)       (0.66)       (0.79)
    Tax return of capital                               --             --            --           --        (0.01)       (0.03)
                                                    ------         ------        ------       ------       ------       ------
        TOTAL DISTRIBUTIONS                          (0.24)         (0.62)        (0.63)       (0.59)       (0.67)       (0.82)
                                                    ------         ------        ------       ------       ------       ------
Change in net asset value                             0.16          (0.52)         0.31         1.02        (0.21)       (0.41)
                                                    ------         ------        ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                      $10.77         $10.61        $11.13       $10.82       $ 9.80       $10.01
                                                    ======         ======        ======       ======       ======       ======
Total return(1)                                       3.73%(8)       0.91%         8.99%       16.84%        4.74%        3.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $15,318        $16,879       $21,554      $26,754      $28,982      $38,037
RATIO TO AVERAGE NET ASSETS OF:
    Operating expenses                                1.93%(7)       1.95%         1.93%        1.99%        2.01%(3)     2.01%
    Net investment income                             4.84%(7)       4.61%         5.56%        5.94%        6.41%        7.91%
Portfolio turnover                                      47%(8)        136%          156%         204%         156%         210%

                                                                                     CLASS C
                                              ------------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                       YEAR ENDED OCTOBER 31
                                                 APRIL 30, 2006  -----------------------------------------------------------------
                                                  (UNAUDITED)       2005         2004         2003(6)     2002(4)(6)    2001(6)
Net asset value, beginning of period                $10.67         $11.18        $10.87       $ 9.84       $10.04       $10.45
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                      0.26(2)        0.51(2)       0.61(2)      0.64         0.65         0.74
    Net realized and unrealized gain (loss)           0.14          (0.40)         0.33         0.98        (0.18)       (0.33)
                                                    ------         ------        ------       ------       ------       ------
        TOTAL FROM INVESTMENT OPERATIONS              0.40           0.11          0.94         1.62         0.47         0.41
                                                    ------         ------        ------       ------       ------       ------
LESS DISTRIBUTIONS
    Dividends from net investment income             (0.24)         (0.62)        (0.63)       (0.59)       (0.66)       (0.79)
    Tax return of capital                               --             --            --           --        (0.01)       (0.03)
                                                    ------         ------        ------       ------       ------       ------
        TOTAL DISTRIBUTIONS                          (0.24)         (0.62)        (0.63)       (0.59)       (0.67)       (0.82)
                                                    ------         ------        ------       ------       ------       ------
Change in net asset value                             0.16          (0.51)         0.31         1.03        (0.20)       (0.41)
                                                    ------         ------        ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                      $10.83         $10.67        $11.18       $10.87       $ 9.84       $10.04
                                                    ======         ======        ======       ======       ======       ======
Total return(1)                                       3.70%(8)       0.99%         8.95%       16.99%        4.71%        3.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $16,477        $15,175       $10,941       $8,902       $5,922       $6,147
RATIO TO AVERAGE NET ASSETS OF:
    Operating expenses                                1.92%(7)       1.95%         1.93%        2.00%(3)     2.01%(3 )    2.02%
    Net investment income                             4.84%(7)       4.62%         5.56%        5.93%        6.39%        7.87%
Portfolio turnover                                      47%(8)        136%          156%         204%         156%         210%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) For the periods ended October 31, 2003 and 2002, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01 for class B and class C, decrease net realized and unrealized gains and losses per share by $0.01 for class B and class C, and increase the ratio of net investment income to average net assets from 6.61% to 6.69% for class B and from 6.57% to 6.66% for class C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.02, $0.03 and $0.03 for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.16%, 0.27% and 0.31% for the periods ended October 31, 2003, 2002 and 2001, respectively.
(6) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.02, $0.03 and $0.03 for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.18%, 0.27% and 0.31% for the periods ended October 31, 2003, 2002 and 2001, respectively.
(7) Annualized.
(8) Not annualized.

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Multi-Sector Short Term Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class T shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class C shares are sold without a sales charge. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

      Multi-Sector            Beginning             Ending        Expenses Paid
  Short Term Bond Fund      Account Value       Account Value        During
        Class A            October 31, 2005     April 30, 2006       Period*
------------------------   ----------------     --------------    -------------
Actual                        $1,000.00           $1,020.70           $5.14
Hypothetical (5% return
   before expenses)            1,000.00            1,019.64            5.15

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.03%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      Multi-Sector            Beginning             Ending        Expenses Paid
  Short Term Bond Fund      Account Value       Account Value        During
        Class B            October 31, 2005     April 30, 2006       Period*
------------------------   ----------------     --------------    -------------
Actual                        $1,000.00           $1,018.30           $7.59
Hypothetical (5% return
   before expenses)            1,000.00            1,017.18            7.61

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.52%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      Multi-Sector            Beginning             Ending        Expenses Paid
  Short Term Bond Fund      Account Value       Account Value        During
        Class C            October 31, 2005     April 30, 2006       Period*
------------------------   ----------------     --------------    -------------
Actual                        $1,000.00           $1,021.40           $6.33
Hypothetical (5% return
   before expenses)            1,000.00            1,018.45            6.35

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.26%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      Multi-Sector            Beginning             Ending        Expenses Paid
  Short Term Bond Fund      Account Value       Account Value        During
        Class T            October 31, 2005     April 30, 2006       Period*
------------------------   ----------------     --------------    -------------
Actual                        $1,000.00           $1,016.80           $8.83
Hypothetical (5% return
   before expenses)            1,000.00            1,015.93            8.86

* EXPENSES ARE EQUAL TO THE FUND'S CLASS T ANNUALIZED EXPENSE RATIO OF 1.77%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

    YOU CAN FIND OUT MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            4/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                Domestic Corporate Bonds                 21%
                Foreign Government Securities            20
                Non-Agency Mortgage-Backed Securities    18
                Agency Mortgage-Backed Securities         9
                Asset-Backed Securities                   8
                Loan Agreements                           8
                Foreign Corporate Bonds                   7
                Other                                     9

                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006
                                   (UNAUDITED)

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------

U.S. GOVERNMENT SECURITIES--2.3%

U.S. TREASURY NOTES--2.3%
U.S. Treasury Note 4.50%, 2/15/09 ...............  $  25,000   $   24,753,900
U.S. Treasury Note 4.50%, 2/28/11 ...............      9,500        9,326,331
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $34,163,828)                                      34,080,231
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--9.2%

FHLMC 6%, 8/1/34 ................................      3,492        3,483,587
FNMA 5.50%, '17-'35 .............................     60,507       59,310,443
FNMA 6%, '17-'34 ................................     16,136       16,091,295
FNMA 4.50%, 4/1/18 ..............................      2,237        2,134,896
FNMA 5%, '18-'35 ................................     58,129       56,996,725
GNMA 6.50%, '31-'32 .............................        990        1,019,657
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $142,451,819)                                    139,036,603
-----------------------------------------------------------------------------

MUNICIPAL BONDS--2.0%

CALIFORNIA--0.4%
Fresno County Pension Obligation Taxable
6.06%, 8/15/09 (FGIC Insured) ...................      1,915        1,955,847

Sonoma County Pension Obligation Taxable
Series A 2.43%, 12/1/06 (FGIC Insured) ..........      2,615        2,574,101

Ventura County Pension Obligation Taxable
6.58%, 11/1/06 (FSA Insured) ....................      1,750        1,761,533
                                                               --------------
                                                                    6,291,481
                                                               --------------

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
CONNECTICUT--0.3%
Mashantucket Western Pequot Tribe Taxable
Series A 6.91%, 9/1/12 (MBIA Insured) ...........  $   4,000   $    4,231,960

FLORIDA--0.1%
Collier County Water-Sewer District Taxable
Series A 2.625%, 7/1/07 (FSA Insured) ...........      1,325        1,292,061

MAINE--0.0%
Lewiston Pension Obligation Taxable 5%,
12/15/06 (FGIC Insured) .........................        500          499,340

NEW YORK--0.5%
New York State Dormitory Authority Higher
Education Taxable Series B 3.35%, 12/15/09 ......      2,500        2,338,225

Sales Tax Asset Receivable Taxable Series B
3.83%, 10/15/09 (FGIC Insured) ..................      5,000        4,764,850
                                                               --------------
                                                                    7,103,075
                                                               --------------

PENNSYLVANIA--0.6%
Philadelphia Authority for Industrial
Development Pension Funding Retirement
Systems Taxable Series A 5.69%, 4/15/07
(MBIA Insured) ..................................      1,000        1,003,900

Philadelphia School District Taxable Series C
4.11%, 7/1/08 (FSA Insured) .....................      2,470        2,408,620

Philadelphia School District Taxable Series C
4.20%, 7/1/09 (FSA Insured) .....................      2,570        2,482,029

Philadelphia School District Taxable Series C
4.29%, 7/1/10 (FSA Insured) .....................      2,255        2,159,433

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
PENNSYLVANIA--CONTINUED
Philadelphia School District Taxable Series C
4.43%, 7/1/11 (FSA Insured) .....................  $   1,015   $      967,143
                                                               --------------
                                                                    9,021,125
                                                               --------------

SOUTH DAKOTA--0.0%
South Dakota State Educational Enhancement
Funding Corp. Taxable Series A 6.72%, 6/1/25 ....        157          155,810

TEXAS--0.0%
Texas State Veterans Taxable Series A 7.625%,
12/1/06 .........................................        695          704,389

WASHINGTON--0.1%
Washington State Housing Trust Fund Taxable
Series T 5%, 7/1/08 .............................      1,000          995,090
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $31,278,570)                                      30,294,331
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--8.5%

American General Mortgage Loan Trust 06-1,
A2 144A 5.75%, 2/25/36(b)(c) ....................      8,392        8,300,863

Americredit Automobile Receivables Trust 06-1
E1 144A 6.62%, 5/6/13(b) ........................      7,000        6,991,950

Associates Manufactured Housing Pass-Through
Certificates 96-1, A5 7.60%, 3/15/27 ............        772          777,536

Banco Salvadoreno Datapro Funding, Ltd. 04-1A
144A 7.901%, 6/15/09(b)(c) ......................      1,611        1,615,130

Bear Stearns Structured Products, Inc.
05-20N B 144A 8.459%, 10/25/45(b)(c) ............      5,000        4,650,000

Bombardier Capital Mortgage Securitization
Corp. 99-A, A3 5.98%, 1/15/18 ...................      3,562        3,175,827

Capital Auto Receivables Asset Trust 06-1 D
144A 7.16%, 1/15/13(b) ..........................      2,000        1,983,750

Carmax Auto Owner Trust 05-1 C 4.82%,
10/15/11 ........................................      4,135        4,055,317

Carssx Finance Ltd. 04-AA, B3 144A 8.251%,
1/15/11(b)(c) ...................................        911          934,064

Chase Funding Mortgage Loan Asset Backed
Certificates 03-6, 1A4 4.499%, 8/25/30 ..........      5,000        4,793,091

Conseco Finance Securitizations Corp. 00-6,
A4 6.77%, 9/1/32 ................................        107          106,925

Conseco Finance Securitizations Corp. 02-2,
A2 6.03%, 3/1/33 ................................      3,340        3,307,210

Drivetime Auto Owner Trust 04-A, A3 144A
2.419%, 8/15/08(b)(c) ...........................      1,377        1,361,826

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
Franchise Mortgage Acceptance Co. Loan
Receivables Trust 97-B A 144A 6.85%,
9/15/19(b) ......................................  $   1,693   $    1,594,177

Franchise Mortgage Acceptance Co. Loan
Receivables Trust 98-CA, A2 144A 6.66%,
1/15/12(b) ......................................      6,739        6,473,899

GMAC Mortgage Corp. Loan Trust 05-HE2,
A3 4.622%, 11/25/35(c) ..........................      5,000        4,923,437

Great America Leasing Receivables 05-1,
A4 144A 4.97%, 8/20/10(b) .......................      6,700        6,589,316

Green Tree Financial Corp. 99-3, A7 6.74%,
2/1/31 ..........................................      5,000        4,756,188

GSAMP Trust 05-HE4N, N1 144A 5.50%,
7/25/45(b) ......................................      2,967        2,944,351

Hyundai Auto Receivables Trust 06-A D 5.52%,
11/15/12 ........................................      3,900        3,890,289

Long Beach Auto Receivables Trust 04-A, A2
2.841%, 7/15/10(c) ..............................      3,000        2,924,063

Long Grove Collateral Loan Obligation Ltd.
04-1A C 144A 7.20%, 5/25/16(b)(c) ...............      1,600        1,627,040

Long Grove Collateral Loan Obligation Ltd.
04-1A D 144A 11.55%, 5/25/16(b)(c) ..............        500          529,250

M&I Auto Loan Trust 03-1 B 3.45%, 2/21/11 .......      2,500        2,433,328

MMCA Automobile Trust 02-1 C 6.20%,
1/15/10 .........................................      6,831        6,764,152

Renaissance Home Equity Loan Trust 05-1,
AF2 4.263%, 5/25/35(c) ..........................      2,889        2,856,499

Renaissance Home Equity Loan Trust 05-3,
AF3 4.814%, 11/25/35(c) .........................      9,115        8,923,523

Renaissance Home Equity Loan Trust 05-3,
AF4 5.14%, 11/25/35(c) ..........................      5,380        5,178,250

Renaissance Home Equity Loan Trust 06-1,
M1 6.063%, 5/25/36(c) ...........................      4,000        3,938,750

Residential Asset Mortgage Products, Inc.
03-RS3, AI4 5.67%, 4/25/33(c) ...................      5,000        4,996,425

Residential Funding Mortgage Securities I, Inc.
05-SA1, 2A 4.888%, 3/25/35(c) ...................      4,206        4,129,655

Soundview Home Equity Loan Trust 05-CTX1,
A3 5.322%, 11/25/35(c) ..........................      3,900        3,839,063

Structured Asset Securities Corp. 05-7XS,
1A2B 5.27%, 4/25/35(c) ..........................      7,161        7,094,579

Vanderbuilt Acquisition Loan Trust 02-1, A3
5.70%, 9/7/23 ...................................        586          585,068
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $130,969,229)                                    129,044,791
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
DOMESTIC CORPORATE BONDS--21.0%

AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp. Series B 6.375%,
10/15/15 ........................................  $   1,500   $    1,462,500

Northrop Grumman Corp. 4.079%, 11/16/06 .........      2,000        1,987,026
                                                               --------------
                                                                    3,449,526
                                                               --------------

AGRICULTURAL PRODUCTS--0.0%
Corn Products International, Inc. 8.25%,
7/15/07 .........................................        500          513,527

AIRLINES--3.9%
American Airlines, Inc. 01-1 6.977%, 11/23/22 ...     14,630       14,046,386

Continental Airlines, Inc. 01-1 6.703%,
12/15/22 ........................................      9,255        9,158,679

Continental Airlines, Inc. 98-1 A 6.648%,
3/15/19 .........................................     13,750       13,770,826

JetBlue Airways Corp. 04-1 9.16%, 3/15/08(c) ....      6,806        6,892,513

JetBlue Airways Corp. 04-2 C 7.849%,
5/15/10(c) ......................................      4,166        4,124,813

United Airlines, Inc. 01-1 6.071%, 3/1/13 .......     11,722       11,579,563
                                                               --------------
                                                                   59,572,780
                                                               --------------

ALTERNATIVE CARRIERS--0.2%
Time Warner Telecom Holdings, Inc. 8.749%,
2/15/11(c) ......................................      2,350        2,408,750

APPLICATION SOFTWARE--0.2%
Activant Solutions, Inc. 144A 10.99%,
4/1/10(b)(c) ....................................      2,850        2,907,029

ASSET MANAGEMENT & CUSTODY BANKS--0.1%
Nuveen Investments, Inc. 5%, 9/15/10 ............      2,370        2,280,502

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp. 4.875%,
6/15/10 .........................................      1,150        1,109,835

DaimlerChrysler NA Holding Corp. 6.50%,
11/15/13 ........................................      1,800        1,828,374
                                                               --------------
                                                                    2,938,209
                                                               --------------

AUTOMOTIVE RETAIL--0.2%
Hertz Corp. 144A 8.875%, 1/1/14(b) ..............      2,595        2,770,163

BROADCASTING & CABLE TV--0.9%
Comcast Cable Communications, Inc. 6.20%,
11/15/08 ........................................      2,000        2,034,572

Comcast Corp. 4.95%, 6/15/16 ....................      1,000          904,997
COX Communications, Inc. 3.875%, 10/1/08 ........      1,000          960,655
COX Communications, Inc. 6.75%, 3/15/11 .........      4,000        4,124,620

DIRECTV Holdings LLC/DIRECTV Financing Co.,
Inc. 8.375%, 3/15/13 ............................        650          697,937

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
BROADCASTING & CABLE TV--CONTINUED
Echostar DBS Corp. 8.24%, 10/1/08(c) ............  $   2,500   $    2,562,500
Echostar DBS Corp. 6.375%, 10/1/11 ..............      2,000        1,957,500
PanAmSat Corp. 6.375%, 1/15/08 ..................        480          483,000
                                                               --------------
                                                                   13,725,781
                                                               --------------

BUILDING PRODUCTS--0.1%
Masco Corp. 4.625%, 8/15/07 .....................      1,125        1,110,467

CASINOS & GAMING--0.6%
GTECH Holdings Corp. 4.75%, 10/15/10 ............      1,500        1,450,917
Harrah's Operating Co., Inc. 7.125%, 6/1/07 .....        500          507,805
Harrah's Operating Co., Inc. 5.50%, 7/1/10 ......      1,500        1,482,355
MGM MIRAGE 6.75%, 8/1/07 ........................        300          303,750
MGM MIRAGE 6.75%, 2/1/08 ........................      1,200        1,215,000
MGM MIRAGE 8.50%, 9/15/10 .......................      2,250        2,399,062

Mohegan Tribal Gaming Authority 6.375%,
7/15/09 .........................................      1,500        1,496,250
                                                               --------------
                                                                    8,855,139
                                                               --------------

COMMODITY CHEMICALS--0.1%
Lyondell Chemical Co. 9.50%, 12/15/08 ...........      1,767        1,850,933

COMMUNICATIONS EQUIPMENT--0.4%
Corning, Inc. 6.30%, 3/1/09 .....................      4,500        4,576,995
Lucent Technologies, Inc. 5.50%, 11/15/08 .......      2,275        2,263,625
                                                               --------------
                                                                    6,840,620
                                                               --------------

CONSUMER FINANCE--2.7%
Ford Motor Credit Co. 6.50%, 1/25/07 ............         66           65,603
Ford Motor Credit Co. 8.149%, 11/2/07(c) ........      1,560        1,531,728
Ford Motor Credit Co. 6.625%, 6/16/08 ...........      2,500        2,349,985
Ford Motor Credit Co. 8.625%, 11/1/10 ...........      9,525        9,017,670
Ford Motor Credit Co. 9.473%, 4/15/12(c) ........      2,875        2,878,594
General Electric Capital Corp. 6.125%, 2/22/11 ..      3,000        3,079,545

General Motors Acceptance Corp. 6.125%,
9/15/06 .........................................      5,516        5,473,058

General Motors Acceptance Corp. 6.09%,
9/23/08(c) ......................................      2,000        1,904,368

General Motors Acceptance Corp. 6.875%,
9/15/11 .........................................      2,805        2,630,593

General Motors Acceptance Corp. 6.75%,
12/1/14 .........................................        900          821,573

Household Finance Corp. 4.125%, 11/16/09 ........      2,000        1,915,082
MBNA Corp. 4.625%, 9/15/08 ......................      2,300        2,263,676
SLM Corp. 4.88%, 2/1/10(c) ......................      8,000        7,717,920
                                                               --------------
                                                                   41,649,395
                                                               --------------

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Convergys Corp. 4.875%, 12/15/09 ................      3,000        2,876,442

SunGard Data Systems, Inc. 144A 9.431%,
8/15/13(b)(c) ...................................        250          266,250
                                                               --------------
                                                                    3,142,692
                                                               --------------

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
DIVERSIFIED BANKS--0.1%
Wells Fargo & Co. 3.125%, 4/1/09 ................  $   1,500   $    1,411,314

DIVERSIFIED CHEMICALS--0.1%
Huntsman LLC 12.318%, 7/15/11(c) ................      1,000        1,055,000

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
International Lease Finance Corp. 4.75%,
1/13/12 .........................................      1,120        1,064,339

EDUCATION SERVICES--0.1%
Harvard University 8.125%, 4/15/07 ..............      1,000        1,027,570

ELECTRIC UTILITIES--0.9%
Commonwealth Edison Co. Series 102 4.74%,
8/15/10 .........................................      1,000          964,546

Consumers Energy Co. Series H 4.80%,
2/17/09 .........................................      2,000        1,956,000

Entergy Gulf States, Inc. 3.60%, 6/1/08 .........      3,500        3,351,649

MSW Energy Holdings II LLC/MSW Energy
Finance Co. II, Inc. Series B 7.375%, 9/1/10 ....      1,500        1,548,750

MSW Energy Holdings LLC/MSW Energy
Finance Co., Inc. 8.50%, 9/1/10 .................      1,500        1,590,000

PPL Capital Funding Trust I Series A 4.33%,
3/1/09 ..........................................      4,250        4,087,612
                                                               --------------
                                                                   13,498,557
                                                               --------------

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc. Series B
5.75%, 2/15/11 ..................................      2,200        2,112,000

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
IMC Global, Inc. 10.875%, 8/1/13 ................      1,000        1,140,000

FOOD RETAIL--0.3%
Albertson's, Inc. 6.95%, 8/1/09 .................        500          509,387
Kroger Co. (The) 8.05%, 2/1/10 ..................      1,000        1,075,274
Safeway, Inc. 4.125%, 11/1/08 ...................      2,000        1,926,646
Safeway, Inc. 6.50%, 11/15/08 ...................      1,000        1,014,246
                                                               --------------
                                                                    4,525,553
                                                               --------------

HEALTH CARE DISTRIBUTORS--0.1%
AmerisourceBergen Corp. 144A 5.625%,
9/15/12(b) ......................................      1,200        1,172,004

HEALTH CARE EQUIPMENT--0.3%
Fisher Scientific International, Inc. 6.75%,
8/15/14 .........................................      1,800        1,813,500

Fisher Scientific International, Inc. 6.125%,
7/1/15 ..........................................      2,125        2,034,687
                                                               --------------
                                                                    3,848,187
                                                               --------------

HEALTH CARE FACILITIES--0.3%
HCA, Inc. 5.25%, 11/6/08 ........................      3,500        3,458,854

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
HEALTH CARE FACILITIES--CONTINUED
US Oncology Holdings, Inc. 10.32%, 3/15/15(c) ...  $   1,000   $    1,020,000
                                                               --------------
                                                                    4,478,854
                                                               --------------

HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc. 7.25%, 8/15/13 .....      1,000        1,066,450
Quest Diagnostics, Inc. 6.75%, 7/12/06 ..........        500          501,171
                                                               --------------
                                                                    1,567,621
                                                               --------------

HOMEBUILDING--0.3%
Horton (D.R.), Inc. 4.875%, 1/15/10 .............      2,500        2,414,715
Ryland Group, Inc. (The) 8%, 8/15/06 ............      1,870        1,882,091
                                                               --------------
                                                                    4,296,806
                                                               --------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
NRG Energy, Inc. 7.25%, 2/1/14 ..................        925          931,938

INTEGRATED OIL & GAS--0.1%
Conoco Funding Co. 5.45%, 10/15/06 ..............      1,000        1,000,298
Texaco Capital, Inc. 5.50%, 1/15/09 .............      1,035        1,043,434
                                                               --------------
                                                                    2,043,732
                                                               --------------

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
AT&T Corp. 9.05%, 11/15/11 ......................      2,200        2,372,328
Citizens Communications Co. 9.25%, 5/15/11 ......      2,500        2,759,375
Qwest Corp. 7.875%, 9/1/11 ......................      1,950        2,054,813
                                                               --------------
                                                                    7,186,516
                                                               --------------

LIFE & HEALTH INSURANCE--0.5%
Jackson National Life Global Funding 144A
4.68%, 2/10/10(b)(c) ............................      5,750        5,468,250

Principal Life Global Funding I 144A 4.40%,
10/1/10(b) ......................................      1,500        1,426,819

Protective Life Secured Trust 5.10%,
5/10/10(c) ......................................      1,000          962,640
                                                               --------------
                                                                    7,857,709
                                                               --------------

MANAGED HEALTH CARE--0.2%
Cigna Corp. 7.40%, 5/15/07 ......................      2,000        2,034,596
Coventry Health Care, Inc. 8.125%, 2/15/12 ......      1,000        1,051,250
                                                               --------------
                                                                    3,085,846
                                                               --------------

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.875%, 5/1/12 ................      1,500        1,564,575
Viacom Inc. 144A 5.75%, 4/30/11(b) ..............      1,800        1,787,504
                                                               --------------
                                                                    3,352,079
                                                               --------------

MULTI-LINE INSURANCE--0.1%
ASIF Global Financing XXIII 144A 3.90%,
10/22/08(b) .....................................      2,000        1,932,034

MULTI-UTILITIES--0.1%
Pacific Gas & Electric Co. 3.60%, 3/1/09 ........      2,000        1,903,676

OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co. 5.50%, 10/15/10 .................      1,225        1,223,050

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
OIL & GAS EQUIPMENT & SERVICES--CONTINUED
Hanover Compressor Co. 7.50%, 4/15/13 ...........  $   1,000   $    1,008,750
                                                               --------------
                                                                    2,231,800
                                                               --------------

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Denbury Resources, Inc. 7.50%, 4/1/13 ...........      1,000        1,027,500

OIL & GAS REFINING & MARKETING--0.3%
Premcor Refining Group, Inc. (The) 9.25%,
2/1/10 ..........................................      2,000        2,144,584

Premcor Refining Group, Inc. (The) 6.125%,
5/1/11 ..........................................      1,300        1,318,599

Valero Energy Corp. 6.125%, 4/15/07 .............      1,700        1,709,466
                                                               --------------
                                                                    5,172,649
                                                               --------------

OIL & GAS STORAGE & TRANSPORTATION--0.5%
Kinder Morgan Management LLC 5.35%,
1/5/11 ..........................................      4,775        4,691,175

Williams Cos., Inc. (The) 7.125%, 9/1/11 ........      2,500        2,581,250
                                                               --------------
                                                                    7,272,425
                                                               --------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
Bank of America Corp. 7.40%, 1/15/11 ............      3,000        3,225,663

Bosphorus Financial Services Ltd. 144A
6.549%, 2/15/12(b)(c) ...........................      2,000        2,014,818

ERAC USA Finance Co. 144A 5.30%,
11/15/08(b) .....................................      2,385        2,369,450

MassMutual Global Funding II 144A 3.50%,
3/15/10(b) ......................................      1,750        1,626,200
                                                               --------------
                                                                    9,236,131
                                                               --------------

PACKAGED FOODS & MEATS--0.4%
Campbell Soup Co. 5.50%, 3/15/07 ................        500          501,007
Dean Foods Co. 6.625%, 5/15/09 ..................      3,345        3,361,725
Tyson Foods, Inc. 6.60%, 4/1/16 .................      1,690        1,657,871
                                                               --------------
                                                                    5,520,603
                                                               --------------

PAPER PACKAGING--0.2%
Packaging Corporation of America 4.375%,
8/1/08 ..........................................      3,000        2,913,765

PAPER PRODUCTS--0.3%
Bowater, Inc. 7.91%, 3/15/10(c) .................      4,850        4,922,750

PROPERTY & CASUALTY INSURANCE--0.3%
Berkley (WR) Corp. 5.125%, 9/30/10 ..............      2,000        1,934,426

Berkshire Hathaway Finance Corp. 4.20%,
12/15/10 ........................................      3,000        2,843,760
                                                               --------------
                                                                    4,778,186
                                                               --------------

PUBLISHING & PRINTING--0.2%
Dex Media West LLC/Dex Media Finance Co.
Series B 8.50%, 8/15/10 .........................      2,400        2,526,000

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Colonial Realty LP 4.80%, 4/1/11 ................  $   5,000   $    4,720,850

REGIONAL BANKS--0.0%
PNC Funding Corp. 5.75%, 8/1/06 .................        400          400,375

REITS--1.2%
Brandywine Operating Partnership LP 5.625%,
12/15/10 ........................................      5,725        5,648,050

Heritage Property Investment Trust 4.50%,
10/15/09 ........................................      2,750        2,633,073

iStar Financial, Inc. 5.375%, 4/15/10 ...........      4,725        4,640,645

Kimco Realty Corp. 4.82%, 8/15/11 ...............      1,100        1,055,517

Simon Property Group LP 4.60%, 6/15/10 ..........      3,825        3,685,238

Ventas Realty LP/Ventas Capital Corp. 6.75%,
6/1/10 ..........................................        250          249,375
                                                               --------------
                                                                   17,911,898
                                                               --------------

SOFT DRINKS--0.1%
Coca-Cola Enterprises, Inc. 4.375%, 9/15/09 .....      1,000          970,752

SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 4.75%, 12/15/10 .................      3,500        3,377,168

SPECIALTY CHEMICALS--0.1%
Lubrizol Corp. 4.625%, 10/1/09 ..................      1,750        1,696,025

THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Home Loans, Inc. 5.625%,
7/15/09 .........................................      4,000        4,010,636

Golden West Financial Corp. 4.125%, 8/15/07 .....      1,000          984,336
                                                               --------------
                                                                    4,994,972
                                                               --------------

TOBACCO--0.5%
Philip Morris Capital Corp. 7.50%, 7/16/09 ......      3,500        3,637,900

Reynolds (R.J.) Tobacco Holdings, Inc. 6.50%,
7/15/10 .........................................      4,000        4,015,000
                                                               --------------
                                                                    7,652,900
                                                               --------------

TRADING COMPANIES & DISTRIBUTORS--0.3%
United Rentals North America, Inc. 6.50%,
2/15/12 .........................................      4,500        4,432,500

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Series E 6.875%,
10/31/13 ........................................      4,140        4,249,238
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $324,239,896)                                    319,515,335
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--18.2%

Adjustable Rate Mortgage Trust 05-3, 2A1
4.718%, 7/25/35(c) ..............................  $   4,378   $    4,275,759

Asset Securitization Corp. 96-D3, A1C 7.40%,
10/13/26 ........................................      1,378        1,396,225

Bank of America Large Loan 06-LAQ H 144A
5.603%, 2/9/21(b)(c) ............................      4,000        4,000,000

Bayview Financial Acquisition Trust 06-B, 1A2
5.80%, 4/28/36(c) ...............................      4,000        3,993,750

Bear Stearns Alt-A Trust 05-2, 2B5 5.256%,
4/25/35(c) ......................................      4,083        3,714,691

Bear Stearns Alt-A Trust 05-5, 2B3 5.321%,
7/25/35(c) ......................................      4,080        3,632,188

Bear Stearns Asset Backed Securities Net
Interest Margin 03-HE1N, N2 144A 6.50%,
1/25/34(b) ......................................      2,390        2,319,794

Bear Stearns Asset Backed Securities Net
Interest Margin 04-HE1N, A2 144A 5.50%,
2/25/34(b) ......................................      3,300        3,112,313

Bear Stearns Asset Backed Securities Net
Interest Margin 04-HE5N, A3 5%, 7/25/34 .........      2,355        2,332,971

Bear Stearns Commercial Mortgage Securities
04-ESA J 144A 5.817%, 5/14/16(b) ................      4,675        4,680,089

Bear Stearns Structured Products, Inc. 04-15,
A2 P.O. 144A 0%, 11/27/34(b) ....................      8,076        7,352,721

Bear Stearns Structured Products, Inc. 04-5 A
P.O. 144A 0%, 2/25/34(b) ........................      1,999        1,880,456

Bear Stearns Structured Products, Inc. 04-6
P.O. 0%, 2/25/34 ................................      1,805        1,728,793

Bear Stearns Structured Products, Inc. 05-10
144A 7.318%, 4/26/35(b)(c) ......................      5,814        5,837,068

Bear Stearns Structured Products, Inc.
05-20N A 144A 8.459%, 10/25/45(b)(c) ............      5,408        5,428,139

Bear Stearns Structured Products, Inc. 06-2,
2A1 144A 7.989%, 3/27/46(b)(c) ..................      3,332        3,332,321

Centex Home Equity 05-A, AF4 4.72%,
10/25/31(c) .....................................      3,750        3,653,629

Chase Mortgage Finance Corp. 04-S1 M
5.098%, 2/25/19(c) ..............................      2,206        2,114,480

Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
3/25/34 .........................................      4,846        4,789,509

Citigroup Mortgage Loan Trust, Inc. 06-WF1,
A2B 5.536%, 3/25/36(c) ..........................      2,000        1,999,980

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
Commercial Mortgage Acceptance Corp. 99-C1,
A2 7.03%, 6/15/31 ...............................  $     291   $      301,557

Countrywide Home Loan Mortgage
Pass-Through Trust 02-34, B2 5.75%,
1/25/33 .........................................      1,715        1,655,878

Countrywide Home Loan Mortgage
Pass-Through Trust 02-36, B2 6%, 1/25/33 ........      1,714        1,658,103

Countrywide Home Loan Mortgage
Pass-Through Trust 04-12, 12A1 4.767%,
8/25/34(c) ......................................      5,936        5,829,204

Countrywide Home Loan Mortgage
Pass-Through Trust 04-13, 1A1 5.50%,
8/25/34 .........................................      7,281        7,212,726

Countrywide Partnership Trust Net Interest
Margin 04-EC1N 144A 5%, 9/25/35(b) ..............        147          146,929

Credit-Based Asset Servicing and Securitization
05-CB6, A3 5.12%, 7/25/35(c) ....................      6,000        5,919,425

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ..............................      6,000        5,764,299

CS First Boston Mortgage Securities Corp.
01-CK1, A2 6.25%, 12/18/35 ......................        475          480,247

CS First Boston Mortgage Securities Corp.
04-1, 1A1 5.75%, 2/25/34 ........................      2,425        2,409,551

CS First Boston Mortgage Securities Corp.
97-C2 B 6.72%, 1/17/35 ..........................      3,500        3,571,494

CS First Boston Mortgage Securities Corp.
98-C1 B 6.59%, 5/17/40 ..........................      1,200        1,229,299

DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31 .............................        145          147,655

First Franklin Net Interest Margin Trust 04-FF7A
A 144A 5%, 9/27/34(b) ...........................        151          150,492

First Franklin Net Interest Margin Trust 04-FF7A
B 144A 6.75%, 9/27/34(b) ........................      1,146        1,144,866

First Horizon Asset Securities, Inc. 05-AR1,
2A1 5.026%, 4/25/35(c) ..........................      4,635        4,545,079

First Horizon Mortgage Pass-Through Trust
03-2, 1A12 5.75%, 4/25/33 .......................      3,920        3,719,573

First Horizon Mortgage Pass-Through Trust
04-AR4, 2A1 4.411%, 8/25/34(c) ..................      3,914        3,827,545

First Plus Home Loan Trust 97-3, M2 7.52%,
11/10/23 ........................................         79           78,821

GE-WMC Mortgage Securities Net Interest
Margin 05-1, N1 144A 5.682%, 10/25/35(b) ........      1,557        1,547,091

Global Signal Trust 06-1, A2 144A 5.45%,
2/15/36(b) ......................................      6,000        5,923,596

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
GMAC Commercial Mortgage Securities, Inc.
97-C2, A3 6.566%, 4/15/29 .......................  $   1,747   $    1,772,135

GMAC Mortgage Corp. Loan Trust 03-GH2, A2
3.69%, 7/25/20 ..................................        179          177,928

Greenwich Structured ARM Products 05-4A,
N1 144A 7.818%, 7/27/45(b)(c) ...................      3,414        3,397,046

GS Mortgage Securities Corp. II 99-C1, A2
6.11%, 11/18/30(c) ..............................        206          209,016

GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b) .........      1,316        1,312,667

GSAMP Trust Net Interest Margin 04-1, N1
144A 5.50%, 9/25/34(b) ..........................        106          106,451

GSR Mortgage Loan Trust 04-10F, B4 5.54%,
9/25/34(c) ......................................      1,733        1,454,721

GSR Mortgage Loan Trust 04-10F, B5 5.54%,
9/25/34(c) ......................................      1,732        1,278,485

GSR Mortgage Loan Trust 04-10F, B6 5.539%,
9/25/34(c) ......................................      1,155          404,104

Harborview Mortgage Loan Trust 05-15, B8
6.673%, 10/20/45(c) .............................      4,637        4,575,150

Harborview Mortgage Loan Trust 05-5, B6
144A 6.66%, 7/19/45(b)(c) .......................      3,452        2,142,189

JPMorgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%, 3/15/33 .....        500          516,170

JPMorgan Mortgage Trust 05-S3, 1A12 6%,
1/25/36 .........................................      4,245        4,185,456

JPMorgan Mortgage Trust 06-A1, B1 5.427%,
2/25/36(c) ......................................      7,745        7,504,143

Master Alternative Net Interest Margin Trust
05-CW1A, N1 144A 6.75%, 12/26/35(b) .............      3,325        3,281,252

Master Resecuritization Trust 144A 7.331%,
8/25/35(b)(c) ...................................      4,753        4,634,244

Master Resecuritization Trust 04-2 144A
5.25%, 3/28/34(b) ...............................      4,015        3,702,473

Master Resecuritization Trust 04-3 144A 5%,
3/28/34(b) ......................................      2,562        2,349,685

Master Resecuritization Trust 05-1 144A 5%,
10/28/34(b) .....................................      3,345        3,149,437

Master Resecuritization Trust 05-2 144A
4.75%, 3/28/34(b) ...............................      2,468        2,278,198

Master Resecuritzation Trust 144A 7.581%,
4/26/45(b)(c) ...................................      3,250        3,246,953

MASTR Alternative Loans Trust 05-5, 4A1
5.50%, 7/25/20 ..................................      2,496        2,470,065

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
Merrill Lynch Mortgage Investors, Inc. 06-A1,
M2 6.063%, 3/25/36(c) ...........................  $   3,691   $    3,601,830

Park Place Securities Net Interest Margin Trust
04-MCW1 B 144A 7.385%, 9/25/34(b) ...............      2,350        2,337,148

PNC Mortgage Acceptance Corp. 00-C2, A2
7.30%, 10/12/33 .................................        250          265,671

RAAC Series 05-SP1, 1A1 5%, 9/25/34 .............      4,139        3,883,955

Residential Accredit Loans, Inc. 05-Q04 B1
6.709%, 12/25/45(c) .............................      4,179        3,134,846

Residential Funding Mortgage Securities
06-S4, A2 6%, 4/25/36 ...........................      9,650        9,665,078

Residential Funding Mortgage Securities II, Inc.
05-HI2, A3 4.46%, 5/25/35 .......................      5,445        5,329,294

Structured Asset Securities Corp. 03-32, 1A1
5.246%, 11/25/33(c) .............................      5,311        5,064,163

Structured Asset Securities Corp. 05-1, 6A1
6%, 2/25/35 .....................................      5,887        5,809,990

Washington Mutual, Inc. 00-1, M3 6.709%,
1/25/40(c) ......................................      1,228        1,238,370

Washington Mutual, Inc. 05-AR2, B11 5.77%,
1/25/45(c) ......................................      2,596        1,766,041

Wells Fargo Mortgage Backed Securities Trust
04-BB, A1 4.565%, 1/25/35(c) ....................      4,049        3,941,318

Wells Fargo Mortgage Backed Securities Trust
04-EE, 2A3 3.989%, 12/25/34(c) ..................      4,935        4,759,330

Wells Fargo Mortgage Backed Securities Trust
04-R, 2A1 4.349%, 9/25/34(c) ....................      6,809        6,634,530

Wells Fargo Mortgage Backed Securities Trust
05-5, 1A1 5%, 5/25/20 ...........................      8,697        8,403,233

Wells Fargo Mortgage Backed Securities Trust
05-AR10, 2A16 4.11%, 6/25/35(c) .................      5,000        4,829,687

Wells Fargo Mortgage Backed Securities Trust
05-AR16, 6A3 5%, 10/25/35(c) ....................      9,726        9,572,193

Wells Fargo Mortgage Backed Securities Trust
06-AR2, B1 5.108%, 3/25/36(c) ...................     13,996       13,479,690
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $281,982,066)                                    276,702,641
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--20.5%

ARGENTINA--0.2%
Republic of Argentina 0%, 12/15/35(c) ...........     27,200        2,781,200

AUSTRALIA--1.0%
Commonwealth of Australia Series 1106
6.75%, 11/15/06 .................................     19,687(g)    15,036,978

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
BRAZIL--3.4%
Federative Republic of Brazil 9.25%, 10/22/10 ...  $  11,338   $   12,862,961
Federative Republic of Brazil 10.25%, 6/17/13 ...     10,475       12,779,500
Federative Republic of Brazil 10.50%, 7/14/14 ...      4,390        5,454,575
Federative Republic of Brazil 12.50%, 1/5/16 ....     44,026(h)    21,253,567
                                                               --------------
                                                                   52,350,603
                                                               --------------

BULGARIA--0.1%
Republic of Bulgaria RegS 8.25%, 1/15/15(e) .....      1,225        1,419,469

CANADA--1.2%
Canada Government 3.75%, 6/1/08 .................     20,170(j)    17,903,231

CHILE--0.3%
Republic of Chile 5.625%, 7/23/07 ...............      1,250        1,253,125
Republic of Chile 5.526%, 1/28/08(c) ............      4,000        4,016,000
                                                               --------------
                                                                    5,269,125
                                                               --------------

COLOMBIA--0.7%
Republic of Colombia 9.75%, 4/23/09 .............      3,500        3,871,000
Republic of Colombia 10%, 1/23/12 ...............      3,000        3,558,000
Republic of Columbia 6.55%, 11/16/15(c) .........      2,900        3,055,875
                                                               --------------
                                                                   10,484,875
                                                               --------------

COSTA RICA--0.3%
Republic of Costa Rica 144A 9%, 3/1/11(b) .......      4,000        4,410,000

ECUADOR--0.2%
Republic of Ecuador 144A 9.375%, 12/15/15(b) ....      2,925        3,166,312

GERMANY--0.2%
Federal Republic of Germany 144A 3.25%,
4/17/09(b) ......................................      3,076(i)     3,848,885

INDONESIA--0.1%
Republic of Indonesia 7.75%, 8/1/06 .............        800          806,000

MEXICO--2.9%
United Mexican States 8.375%, 1/14/11 ...........      5,050        5,555,000
United Mexican States 7.50%, 1/14/12 ............      9,000        9,675,000
United Mexican States 6.375%, 1/16/13 ...........     10,000       10,165,000
United Mexican States 5.875%, 1/15/14 ...........      6,000        5,934,000

United Mexican States Series MI10 9.50%,
12/18/14 ........................................    127,490(m)    12,166,699
                                                               --------------
                                                                   43,495,699
                                                               --------------

NEW ZEALAND--0.7%
Commonwealth of New Zealand Series 1106 8%,
11/15/06 ........................................     17,767(f)    11,415,167

PERU--0.2%
Republic of Peru 8.375%, 5/3/16 .................        500          547,000
Republic of Peru 9.125%, 1/15/08 ................      3,000        3,142,500
                                                               --------------
                                                                    3,689,500
                                                               --------------

PHILIPPINES--1.3%
Republic of Philippines 8.375%, 3/12/09 .........      8,610        9,244,988

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
PHILIPPINES--CONTINUED
Republic of Philippines 8.375%, 2/15/11 .........  $   9,435   $   10,260,562
                                                               --------------
                                                                   19,505,550
                                                               --------------

RUSSIA--1.1%
Ministry Finance of Russia Series VI 3%,
5/14/06 .........................................      4,500        4,496,463

Russian Federation RegS 10%, 6/26/07(e) .........      3,750        3,929,625
Russian Federation RegS 8.25%, 3/31/10(e) .......      7,582        7,961,388
                                                               --------------
                                                                   16,387,476
                                                               --------------

SOUTH AFRICA--0.5%
Republic of South Africa Series R153 13%,
8/31/10 .........................................     37,600(k)     7,606,926

THAILAND--0.5%
Kingdom of Thailand Series R042 4.80%,
4/9/10 ..........................................    286,300(l)     7,463,947

TURKEY--1.4%
Republic of Turkey 10.50%, 1/13/08 ..............      8,600        9,266,500
Republic of Turkey 11.75%, 6/15/10 ..............      4,050        4,870,125
Republic of Turkey 11.50%, 1/23/12 ..............      3,475        4,335,062
Republic of Turkey RegS 10%, 9/19/07(e) .........      2,000        2,111,800
                                                               --------------
                                                                   20,583,487
                                                               --------------

UKRAINE--0.1%
Republic of Ukraine RegS 11%, 3/15/07(e) ........        933          965,001

VENEZUELA--4.1%
Republic of Venezuela 10.75%, 9/19/13 ...........     15,130       18,836,850
Republic of Venezuela 8.50%, 10/8/14 ............      4,900        5,500,250
Republic of Venezuela RegS 5.375%, 8/7/10(e) ....     39,612       38,522,670
                                                               --------------
                                                                   62,859,770
                                                               --------------

-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $305,535,351)                                    311,449,201
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--7.2%

BERMUDA--0.1%
Intelsat Bermuda Ltd. 9.614%, 1/15/12(c) ........      2,000        2,040,000

BRAZIL--0.3%
Petrobras International Finance Co. 9.875%,
5/9/08 ..........................................      2,655        2,854,125

Petrobras International Finance Co. 9.125%,
7/2/13 ..........................................      1,900        2,208,750
                                                               --------------
                                                                    5,062,875
                                                               --------------

CANADA--0.1%
Rogers Wireless Communications, Inc. 8%,
12/15/12 ........................................        700          738,500

Thomson Corp. (The) 4.25%, 8/15/09 ..............      1,000          960,149
                                                               --------------
                                                                    1,698,649
                                                               --------------

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
CHILE--0.2%
Empresa Nacional de Electricidad SA 7.75%,
7/15/08 .........................................  $   3,449   $    3,584,877

GERMANY--0.4%
Deutsche Bank AG NY Series GS 3.413%,
3/22/12(c) ......................................      5,000        4,731,500

Deutsche Telekom International Finance BV 8%,
6/15/10 .........................................      1,000        1,086,983
                                                               --------------
                                                                    5,818,483
                                                               --------------

HONG KONG--0.1%
Hutchison Whampoa International Ltd. 144A
5.45%, 11/24/10(b) ..............................      2,000        1,972,858

INDIA--0.5%
ICICI Bank Ltd. 144A 5.75%, 11/16/10(b) .........      4,775        4,707,276

Vedanta Resources plc 144A 6.625%,
2/22/10(b) ......................................      2,620        2,572,665
                                                               --------------
                                                                    7,279,941
                                                               --------------

ITALY--0.1%
Telecom Italia Capital S.p.A. 4%, 11/15/08 ......      2,000        1,928,592

KAZAKHSTAN--0.5%
Kazkommerts International BV 144A 7.875%,
4/7/14(b) .......................................      1,000        1,007,500

Kazkommerts International BV 144A 10.125%,
5/8/07(b) .......................................      2,750        2,856,562

Kazkommerts International BV RegS 10.125%,
5/8/07(e) .......................................      2,250        2,334,150

TuranAlem Finance BV 144A 7.875%, 6/2/10(b) .....      1,500        1,520,625
                                                               --------------
                                                                    7,718,837
                                                               --------------

MALAYSIA--0.2%
Malaysia International Shipping Corp. Capital
Ltd. 144A 5%, 7/1/09(b) .........................      2,800        2,759,674

MEXICO--0.4%
America Movil SA de CV 5.735%, 4/27/07(c) .......      3,000        3,006,000
America Movil SA de CV 4.125%, 3/1/09 ...........      1,250        1,198,160

Pemex Project Funding Master Trust 6.125%,
8/15/08 .........................................      1,000        1,006,000

Pemex Project Funding Master Trust 144A
6.21%, 6/15/10(b)(c) ............................      1,500        1,537,500
                                                               --------------
                                                                    6,747,660
                                                               --------------

PHILIPPINES--0.1%
Philippine Long Distance Telephone Co. 7.85%,
3/6/07 ..........................................      1,000        1,020,000

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
POLAND--0.2%
Telekomunikacja Polska SA Finance BV 144A
7.75%, 12/10/08(b) ..............................  $   2,700   $    2,836,377

QATAR--0.2%
Ras Laffan Liquefied Natural Gas Co., Ltd.
144A 3.437%, 9/15/09(b) .........................      2,632        2,543,723

RUSSIA--1.9%
Aries Vermogensverwaltung GmbH 144A
6.182%, 10/25/07(b)(c) ..........................      1,250(i)     1,646,002

Aries Vermogensverwaltung GmbH 144A
7.75%, 10/25/09(b) ..............................      1,500(i)     2,111,211

Aries Vermogensverwaltung GmbH RegS
9.60%, 10/25/14(e) ..............................      5,000        6,233,385

Gazprom International SA 144A 7.201%,
2/1/20(b) .......................................      3,000        3,131,250

Gazprom OAO 144A (Gazstream SA) 5.625%,
7/22/13(b) ......................................     13,252       13,119,804

Gazprom RegS (Morgan Stanley AG) 9.625%,
3/1/13(e) .......................................      1,900        2,242,000
                                                               --------------
                                                                   28,483,652
                                                               --------------

SINGAPORE--0.5%
Chartered Semiconductor Manufacturing Ltd.
5.75%, 8/3/10 ...................................      7,100        7,006,898

SOUTH KOREA--0.5%
C&M Finance Ltd. 144A 7.311%, 2/1/11(b)(c) ......      1,000        1,017,376
Chohung Bank 144A 4.50%, 11/3/14(b)(c) ..........        565          537,745
Export-Import Bank of Korea 4.50%, 8/12/09 ......      1,355        1,314,789
Korea Development Bank 4.25%, 11/13/07 ..........      1,000          982,763
Korea Development Bank 3.875%, 3/2/09 ...........      3,000        2,875,908
Korea Electric Power Corp.144A 4.25%,
9/12/07(b) ......................................      1,500        1,476,075
                                                               --------------
                                                                    8,204,656
                                                               --------------

UKRAINE--0.2%
Naftogaz Ukrainy 8.125%, 9/30/09 ................      2,900        2,838,810

UNITED KINGDOM--0.1%
British Telecommunications plc 8.375%,
12/15/10 ........................................      1,500        1,666,367

UNITED STATES--0.5%
Amvescap plc 4.50%, 12/15/09 ....................      2,750        2,644,045
Nova Chemicals Corp. 7.561%, 11/15/13(c) ........      4,409        4,431,045
                                                               --------------
                                                                    7,075,090
                                                               --------------

VENEZUELA--0.1%
Corp Andina de Fomento 5.20%, 5/21/13 ...........      1,000          956,789
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $110,534,542)                                    109,244,808
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
DOMESTIC CONVERTIBLE BONDS--0.4%

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
SCI Systems, Inc. Cv. 3%, 3/15/07 ...............  $   2,000   $    1,947,500

PHARMACEUTICALS--0.3%
Par Pharmaceutical Cos., Inc. Cv. 2.875%,
9/30/10 .........................................      4,765        3,978,775

-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $5,892,834)                                        5,926,275
-----------------------------------------------------------------------------

CREDIT LINKED NOTES--1.1%

DIVERSIFIED BANKS--0.3%
Russian Federation (Credit Suisse First Boston)
5.03%, 9/20/10 ..................................      5,000        4,852,000

OTHER FOREIGN GOVERNMENT--0.8%
Republic of Indonesia (Citigroup) 14%,
6/15/09 .........................................      4,241        4,410,258

Republic of Turkey (Citigroup) 0%, 6/28/07 ......      7,675        7,897,345
                                                               --------------
                                                                   12,307,603
                                                               --------------

-----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $16,923,178)                                      17,159,603
-----------------------------------------------------------------------------

LOAN AGREEMENTS--8.0%

AIRPORT SERVICES--0.4%
Worldspan LP Tranche 6.95%, 2/11/10(c) ..........      5,459        5,485,975

ALTERNATIVE CARRIERS--0.0%
Time Warner Telecom Holdings Tranche 6.81%,
11/30/10(c) .....................................        250          253,438

AUTO PARTS & EQUIPMENT--0.1%
Tenneco Automotive, Inc. Tranche B 8.13%,
12/12/10(c) .....................................      1,118        1,129,342

AUTOMOTIVE RETAIL--0.1%
Hertz Corp. Tranche 7.001%, 12/21/12(c) .........        262          263,364
Hertz Corp. Tranche B 7.001%, 12/21/12(c) .......      1,787        1,798,251
                                                               --------------
                                                                    2,061,615
                                                               --------------

BROADCASTING & CABLE TV--0.9%
Charter Communications Operating LLC
Tranche B 7.45%, 4/27/11(c) .....................      4,888        4,899,909

DIRECTV Holdings LLC Tranche B 6.46%,
4/13/13(c) ......................................        567          572,333

Mediacom LLC Tranche B 6.45%, 3/31/13(c) ........      4,703        4,708,378
PanAmSat Corp. Tranche B 6.95%, 8/20/11(c) ......      2,963        3,001,383
                                                               --------------
                                                                   13,182,003
                                                               --------------

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
CASINOS & GAMING--0.1%
MGM MIRAGE Tranche A 6.63%, 4/25/10(c) ..........  $   1,605   $    1,607,006

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Solar Capital Corp. Tranche 6.276%, 2/11/13(c) ..      6,178        6,259,086

DEPARTMENT STORES--0.4%
Neiman-Marcus Group, Inc. (The) Tranche
6.706%, 4/6/13(c) ...............................      6,309        6,396,249

DIVERSIFIED CHEMICALS--0.4%
Huntsman Corp. Tranche B 5.966%, 8/16/12(c) .....      3,588        3,617,379

INEOS Group Holdings plc Tranche B 2.25%,
2/1/14(c) .......................................      1,500        1,521,562

INEOS Group Holdings plc Tranche C 2.75%,
2/1/15(c) .......................................      1,500        1,521,563
                                                               --------------
                                                                    6,660,504
                                                               --------------

DIVERSIFIED METALS & MINING--0.0%
Compass Minerals Group, Inc. Tranche 6.03%,
12/22/12(c) .....................................        583          586,500

ELECTRIC UTILITIES--0.1%
Astoria Generating Co. LP Tranche 6.88%,
2/23/13(c) ......................................        320          326,193

Astoria Generating Co. LP Tranche 6.88%,
2/23/13(c) ......................................      1,480        1,495,005
                                                               --------------
                                                                    1,821,198
                                                               --------------

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc. Tranche
6.39%, 4/15/13(c) ...............................      3,574        3,587,132

Allied Waste North America, Inc. Tranche
6.89%, 4/15/13(c) ...............................      1,387        1,392,401
                                                               --------------
                                                                    4,979,533
                                                               --------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Mosaic Global Holdings, Inc. Tranche B 5.70%,
2/21/12(c) ......................................      3,275        3,297,012

HEALTH CARE FACILITIES--0.4%
LifePoint Hospitals, Inc. Tranche B 5.825%,
4/15/12(c) ......................................      5,342        5,369,029

HEALTH CARE SERVICES--0.9%
Davita, Inc. Tranche B 7.21%, 10/5/12(c) ........      5,192        5,231,424

Fresenius Medical Care AG & Co. Tranche B
6.325%, 3/31/13 .................................      4,050        4,050,000

QuintilesTransnational Corp. Tranche 7.24%,
3/21/13(c) ......................................      4,000        4,030,000
                                                               --------------
                                                                   13,311,424
                                                               --------------

HOTELS, RESORTS & CRUISE LINES--0.2%
Hilton Hotels Corp. Tranche B 6.374%,
2/22/13(c) ......................................      2,800        2,815,750

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   --------------
HOUSEWARES & SPECIALTIES--0.2%
Tupperware Brands Corp. Tranche B
6.88%, 12/1/12(c) ...............................  $   3,697   $    3,696,774

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
Mirant North America LLC Tranche B 6.55%,
1/3/13(c) .......................................      1,275        1,286,157

NRG Energy, Inc. Tranche B 2.25%, 2/1/13(c) .....      8,921        9,010,141
                                                               --------------
                                                                   10,296,298
                                                               --------------

INTEGRATED TELECOMMUNICATION SERVICES--0.2%
NTELOS, Inc. Tranche B 6.276%, 8/24/11(c) .......      2,652        2,692,192

PAPER PRODUCTS--0.9%
Georgia-Pacific Corp. Tranche A 6.88%,
12/20/10(c) .....................................      1,800        1,809,000

Georgia-Pacific Corp. Tranche B 6.749%,
12/20/12(c) .....................................      4,775        4,798,876

Georgia-Pacific Corp. Tranche C 7.749%,
12/23/13(c) .....................................      1,030        1,051,888

NewPage Corp. Tranche B 7.20%, 5/2/11(c) ........      5,139        5,158,483
                                                               --------------
                                                                   12,818,247
                                                               --------------

PHOTOGRAPHIC PRODUCTS--0.5%
Eastman Kodak Co. Tranche B 7.21%,
10/18/12(c) .....................................      7,841        7,919,589

RESTAURANTS--0.2%
Burger King Corp. Tranche B1 6.46%,
6/30/12(c) ......................................        563          563,203

Dunkin Brands, Inc. Tranche 7.32%, 2/27/13(c) ...      3,088        3,091,860
                                                               --------------
                                                                    3,655,063
                                                               --------------

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------   --------------
SPECIALTY CHEMICALS--0.3%
Johnson Diversey, Inc. Tranche B 7.041%,
12/16/11(c) .....................................  $   3,925   $    3,978,969

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals, Inc. Tranche 7.13%, 2/14/11 .....        304          309,006
United Rentals, Inc. Tranche B 7.13%, 2/14/11 ...      1,496        1,510,516
                                                               --------------
                                                                    1,819,522
                                                               --------------

-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $121,497,594)                                    122,092,318
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $1,505,468,907)                                1,494,546,137
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS(n)--3.6%

COMMERCIAL PAPER--3.6%
Sysco Corp. 4.80%, 5/1/06 .......................     10,550       10,550,000
George Street Finance LLC 4.78%, 5/2/06 .........      4,835        4,834,358
NetJets, Inc. 4.75%, 5/2/06 .....................      8,825        8,823,835
BellSouth Corp. 4.82%, 5/4/06 ...................     14,455       14,449,194
Danske Corp. 4.755%, 5/5/06 .....................      4,000        3,997,887
Clipper Receivables Co. LLC 4.82%, 5/9/06 .......      2,735        2,732,070
Gemini Securitization LLC 4.77%, 5/10/06 ........      1,565        1,563,134
Abbott Laboratories, Inc. 4.75%, 5/11/06 ........      6,215        6,206,800
Clipper Receivables Co. LLC 4.79%, 5/12/06 ......      1,255        1,253,163
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $54,410,441)                                      54,410,441
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--102.0%
(IDENTIFIED COST $1,559,879,348)                                1,548,956,578(a)

Other assets and liabilities, net--(2.0)%                         (30,439,381)
                                                               --------------
NET ASSETS--100.0%                                             $1,518,517,197
                                                               ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $8,641,558 and gross depreciation of $20,779,367 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $1,561,094,387.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $212,673,474 or 14% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents New Zealand Dollar.
(g) Par value represents Australian Dollar.
(h) Par value represents Brazilian Real.
(i) Par value represents Euro.
(j) Par value represents Canadian Dollar.
(k) Par value represents South African Rand.
(l) Par value represents Thailand Baht.
(m) Par value represents Mexican Peso.
(n) The rate shown is the discount rate.

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (UNAUDITED)

ASSETS
Investment securities at value
    (Identified cost $1,559,879,348)                            $ 1,548,956,578
Cash                                                                  8,097,070
Receivables
    Interest                                                         19,275,504
    Investment securities sold                                       15,831,308
    Fund shares sold                                                 10,364,003
Unrealized appreciation on forward currency contracts                   610,272
Prepaid expenses                                                         55,118
                                                                ---------------
       Total assets                                               1,603,189,853
                                                                ---------------

LIABILITIES
Payables
    Investment securities purchased                                  75,199,504
    Fund shares repurchased                                           5,950,483
    Dividend distributions                                            1,987,226
    Investment advisory fee                                             660,230
    Distribution and service fees                                       482,536
    Transfer agent fee                                                  297,694
    Financial agent fee                                                  69,148
    Trustees' fee                                                        13,645
    Other accrued expenses                                               12,190
                                                                ---------------
       Total liabilities                                             84,672,656
                                                                ---------------
NET ASSETS                                                      $ 1,518,517,197
                                                                ===============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $ 1,534,025,963
Undistributed net investment income                                   3,461,806
Accumulated net realized loss                                        (8,707,393)
Net unrealized depreciation                                         (10,263,179)
                                                                ---------------
NET ASSETS                                                      $ 1,518,517,197
                                                                ===============

CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $1,067,557,177)             227,028,915
Net asset value per share                                                  $4.70
Offering price per share $4.70/(1-2.25%)                                   $4.81

CLASS B
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $29,907,953)                   6,381,476
Net asset value and offering price per share                               $4.69

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $245,268,034)                 51,780,595
Net asset value and offering price per share                               $4.74

CLASS T
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $175,784,033)                 37,176,169
Net asset value and offering price per share                               $4.73

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2006
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                         $ 39,955,063
Foreign taxes withheld                                                (33,358)
                                                                 ------------
       Total investment income                                     39,921,705
                                                                 ------------

EXPENSES
Investment advisory fee                                             3,784,347
Service fees, Class A                                               1,161,465
Distribution and service fees, Class B                                116,475
Distribution and service fees, Class C                                669,598
Distribution and service fees, Class T                                932,449
Financial agent fee                                                   404,092
Transfer agent                                                        904,851
Printing                                                              133,528
Custodian                                                              95,928
Registration                                                           58,171
Trustees                                                               32,175
Professional                                                           21,885
Miscellaneous                                                          65,060
                                                                 ------------
       Total expenses                                               8,380,024
Custodian fees paid indirectly                                        (36,548)
                                                                 ------------
       Net expenses                                                 8,343,476
                                                                 ------------
NET INVESTMENT INCOME (LOSS)                                       31,578,229
                                                                 ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                            (4,515,561)
Net realized gain (loss) on foreign currency transactions          (1,025,878)
Net change in unrealized appreciation (depreciation)
    on investments                                                  1,731,557
Net change in unrealized appreciation (depreciation)
    on foreign currency transactions and translation                1,040,562
                                                                 ------------
NET GAIN (LOSS) ON INVESTMENTS                                     (2,769,320)
                                                                 ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                              $ 28,808,909
                                                                 ============

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Six Months Ended
                                                                                         April 30, 2006      Year Ended
                                                                                          (Unaudited)     October 31, 2005
                                                                                        ----------------  ----------------
FROM OPERATIONS
    Net investment income (loss)                                                        $     31,578,229  $     42,640,385
    Net realized gain (loss)                                                                  (5,541,439)       (5,878,253)
    Net change in unrealized appreciation (depreciation)                                       2,772,119       (24,112,255)
                                                                                        ----------------  ----------------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               28,808,909        12,649,877
                                                                                        ----------------  ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income, Class A                                                           (19,446,912)      (22,135,909)
    Net investment income, Class B                                                              (575,305)       (1,135,494)
    Net investment income, Class C                                                            (5,232,361)      (10,274,096)
    Net investment income, Class T                                                            (3,188,141)       (5,266,607)
    Net realized long-term gains, Class A                                                             --          (241,938)
    Net realized long-term gains, Class B                                                             --            (9,776)
    Net realized long-term gains, Class C                                                             --           (86,750)
    Net realized long-term gains, Class T                                                             --           (57,505)
    Tax return of capital, Class A                                                                    --        (2,350,578)
    Tax return of capital, Class B                                                                    --          (120,300)
    Tax return of capital, Class C                                                                    --        (1,088,308)
    Tax return of capital, Class T                                                                    --          (559,247)
                                                                                        ----------------  ----------------
    DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                (28,442,719)      (43,326,508)
                                                                                        ----------------  ----------------
FROM SHARE TRANSACTIONS
CLASS A
    Proceeds from sales of shares (91,832,565 and 147,289,179 shares, respectively)          432,589,976       702,351,544
    Net asset value of shares issued from reinvestment of distributions
      (3,171,662 and 3,484,040 shares, respectively)                                          14,939,118        16,587,908
    Cost of shares repurchased (42,310,529 and 53,526,824 shares, respectively)             (199,254,508)     (255,099,438)
                                                                                        ----------------  ----------------
Total                                                                                        248,274,586       463,840,014
                                                                                        ----------------  ----------------
CLASS B
    Proceeds from sales of shares (626,177 and 2,289,936 shares, respectively)                 2,939,085        10,899,471
    Net asset value of shares issued from reinvestment of distributions
      (81,660 and 138,823 shares, respectively)                                                  383,590           659,902
    Cost of shares repurchased (1,370,908 and 2,300,999 shares, respectively)                 (6,433,534)      (10,971,197)
                                                                                        ----------------  ----------------
Total                                                                                         (3,110,859)          588,176
                                                                                        ----------------  ----------------
CLASS C
    Proceeds from sales of shares (7,561,448 and 42,187,604 shares, respectively)             35,868,406       203,249,037
    Net asset value of shares issued from reinvestment of distributions
      (775,816 and 1,593,775 shares, respectively)                                             3,682,806         7,654,116
    Cost of shares repurchased (19,067,017 and 30,355,657 shares, respectively)              (90,431,185)     (145,786,924)
                                                                                        ----------------  ----------------
Total                                                                                        (50,879,973)       65,116,229
                                                                                        ----------------  ----------------
CLASS T
    Proceeds from sales of shares (4,370,133 and 24,346,544 shares, respectively)             20,696,013       117,013,182
    Net asset value of shares issued from reinvestment of distributions
      (402,433 and 422,549 shares, respectively)                                               1,907,732         2,021,867
    Cost of shares repurchased (9,033,415 and 8,067,986 shares, respectively)                (42,779,135)      (38,647,117)
                                                                                        ----------------  ----------------
Total                                                                                        (20,175,390)       80,387,932
                                                                                        ----------------  ----------------
    INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                174,108,364       609,932,351
                                                                                        ----------------  ----------------
    NET INCREASE (DECREASE) IN NET ASSETS                                                    174,474,554       579,255,720

NET ASSETS
    Beginning of period                                                                    1,344,042,643       764,786,923
                                                                                        ----------------  ----------------
    END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
       $3,461,806 AND $326,296, RESPECTIVELY)                                           $  1,518,517,197  $  1,344,042,643
                                                                                        ================  ================

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                             CLASS A
                                              -------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                         YEAR ENDED OCTOBER 31
                                               APRIL 30, 2006  --------------------------------------------------------------------
                                                 (UNAUDITED)      2005            2004        2003(3)      2002(2)(3)   2001(3)
Net asset value, beginning of period               $ 4.70         $ 4.83         $ 4.78       $ 4.56       $ 4.58       $ 4.49
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                     0.11(6)        0.20(6)        0.21         0.22         0.25         0.33
    Net realized and unrealized gain (loss)         (0.01)         (0.12)          0.06         0.21        (0.02)        0.11
                                                   ------         ------         ------       ------       ------       ------
       TOTAL FROM INVESTMENT OPERATIONS              0.10           0.08           0.27         0.43         0.23         0.44
                                                   ------         ------         ------       ------       ------       ------
LESS DISTRIBUTIONS
    Dividends from net investment income            (0.10)         (0.19)         (0.22)       (0.21)       (0.25)       (0.35)
    Distributions from net realized gains              --             --(5)          --           --           --           --
    Tax return of capital                              --          (0.02)            --           --           --           --
                                                   ------         ------         ------       ------       ------       ------
       TOTAL DISTRIBUTIONS                          (0.10)         (0.21)         (0.22)       (0.21)       (0.25)       (0.35)
                                                   ------         ------         ------       ------       ------       ------
CHANGE IN NET ASSET VALUE                              --(5)       (0.13)          0.05         0.22        (0.02)        0.09
                                                   ------         ------         ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                     $ 4.70         $ 4.70         $ 4.83       $ 4.78       $ 4.56       $ 4.58
                                                   ======         ======         ======       ======       ======       ======
Total return(1)                                      2.07%(8)       1.64%          5.69%        9.68%        5.22%       10.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $1,067,557       $819,283       $372,463     $229,020      $83,665      $34,109
RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                           1.03%(7)       1.02%          1.03%        1.08%        1.23%        1.22%
    Gross operating expenses                         1.03%(7)       1.02%          1.03%        1.08%        1.23%        1.50%
    Net investment income (loss)                     4.63%(7)       4.24%          4.17%        4.28%        5.09%        7.09%
Portfolio turnover                                     37%(8)         83%            95%         135%         146%         125%

                                                                                              CLASS B
                                           ----------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                         YEAR ENDED OCTOBER 31
                                               APRIL 30, 2006  --------------------------------------------------------------------
                                                (UNAUDITED)        2005           2004        2003(4)      2002(2)(4)    2001(4)
Net asset value, beginning of period               $ 4.68         $ 4.82         $ 4.77       $ 4.55       $ 4.56       $ 4.47
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                     0.10(6)        0.18(6)        0.19         0.20         0.22         0.30
    Net realized and unrealized gain (loss)            --(5)       (0.14)          0.05         0.21           --(5)      0.12
                                                   ------         ------         ------       ------       ------       ------
       TOTAL FROM INVESTMENT OPERATIONS              0.10           0.04           0.24         0.41         0.22         0.42
                                                   ------         ------         ------       ------       ------       ------
LESS DISTRIBUTIONS
    Dividends from net investment income            (0.09)         (0.16)         (0.19)       (0.19)       (0.23)       (0.33)
    Distributions from net realized gains              --             --(5)          --           --           --           --
    Tax return of capital                              --          (0.02)            --           --           --           --
                                                   ------         ------         ------       ------       ------       ------
       TOTAL DISTRIBUTIONS                          (0.09)         (0.18)         (0.19)       (0.19)       (0.23)       (0.33)
                                                   ------         ------         ------       ------       ------       ------
Change in net asset value                            0.01          (0.14)          0.05         0.22        (0.01)        0.09
                                                   ------         ------         ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                     $ 4.69         $ 4.68         $ 4.82       $ 4.77       $ 4.55       $ 4.56
                                                   ======         ======         ======       ======       ======       ======
Total return(1)                                     1.83%(8)        1.12%          5.16%        9.17%        4.94%        9.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $29,908        $33,003        $33,325      $30,457      $21,450      $11,978
RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                           1.52%(7)       1.51%          1.52%        1.58%        1.73%        1.71%
    Gross operating expenses                         1.52%(7)       1.51%          1.52%        1.58%        1.73%        2.00%
    Net investment income                            4.11%(7)       3.72%          3.68%        3.88%        4.62%        6.60%
Portfolio turnover                                     37%(8)         83%            95%         135%         146%         125%

(1) Sales charges are not reflected in the total return calculation.
(2) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 5.24% to 5.25% for Class A and from 4.77% to 4.79% for Class B. There was no effect on net investment income per share and net realized and unrealized gains and losses per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(3) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares had no impact on net investment income or net realized and unrealized gain (loss) per share for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.06%, 0.16% and 0.15% for the periods ended October 31, 2003, 2002 and 2001, respectively.
(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00, $0.01 and $0.01 for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.06%, 0.17% and 0.15% for the periods ended October 31, 2003, 2002 and 2001, respectively.
(5) Amount is less than $0.01.
(6) Computed using average shares outstanding.
(7) Annualized.
(8) Not annualized.

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS C
                                            -----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                       YEAR ENDED OCTOBER 31
                                               APRIL 30, 2006  ----------------------------------------------------------------
                                                 (UNAUDITED)      2005           2004       2003(4)     2002(3)(4)  2001(4)
Net asset value, beginning of period              $ 4.73         $ 4.87         $ 4.81       $ 4.58      $ 4.59      $ 4.48
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                    0.10(7)        0.19(7)        0.21         0.21        0.23        0.32
    Net realized and unrealized gain (loss)           --(6)       (0.13)          0.05         0.22          --(6)     0.13
                                                  ------         ------         ------       ------      ------      ------
       TOTAL FROM INVESTMENT OPERATIONS             0.10           0.06           0.26         0.43        0.23        0.45
                                                  ------         ------         ------       ------      ------      ------
LESS DISTRIBUTIONS
    Dividends from net investment income           (0.09)         (0.18)         (0.20)       (0.20)      (0.24)      (0.34)
    Distributions from net realized gains             --             --(6)          --           --          --          --
    Tax return of capital                             --          (0.02)            --           --          --          --
                                                  ------         ------         ------       ------      ------      ------
       TOTAL DISTRIBUTIONS                         (0.09)         (0.20)         (0.20)       (0.20)      (0.24)      (0.34)
                                                  ------         ------         ------       ------      ------      ------
Change in net asset value                           0.01          (0.14)          0.06         0.23       (0.01)       0.11
                                                  ------         ------         ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                    $ 4.74         $ 4.73         $ 4.87       $ 4.81      $ 4.58      $ 4.59
                                                  ======         ======         ======       ======      ======      ======
Total return(1)                                     2.14%(9)       1.15%          5.59%        9.60%       5.17%      10.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $245,268       $295,926       $238,854     $163,436     $52,101     $10,865
RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                          1.26%(8)       1.26%          1.27%        1.33%       1.47%       1.46%
    Gross operating expenses                        1.26%(8)       1.26%          1.27%        1.33%       1.47%       1.76%
    Net investment income                           4.36%(8)       3.98%          3.92%        4.02%       4.78%       6.85%
Portfolio turnover                                    37%(9)         83%            95%         135%        146%        125%

                                                                              CLASS T
                                            ------------------------------------------------------------------------
                                              SIX MONTHS ENDED        YEAR ENDED OCTOBER 31        FROM INCEPTION
                                               APRIL 30, 2006    ------------------------------    JUNE 2, 2003 TO
                                                 (UNAUDITED)          2005           2004        OCTOBER 31, 2003(5)
Net asset value, beginning of period              $ 4.73            $ 4.86           $ 4.80          $ 4.82
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                    0.09(7)           0.17(7)          0.18            0.07
    Net realized and unrealized gain (loss)        (0.01)            (0.13)            0.06           (0.02)
                                                  ------            ------           ------          ------
       TOTAL FROM INVESTMENT OPERATIONS             0.08              0.04             0.24            0.05
                                                  ------            ------           ------          ------
LESS DISTRIBUTIONS
    Dividends from net investment income           (0.08)            (0.15)           (0.18)          (0.07)
    Distributions from net realized gains             --                --(6)            --              --
    Tax return of capital                             --             (0.02)              --              --
                                                  ------            ------           ------          ------
       TOTAL DISTRIBUTIONS                         (0.08)            (0.17)           (0.18)          (0.07)
                                                  ------            ------           ------          ------
Change in net asset value                             --(6)          (0.13)            0.06           (0.02)
                                                  ------            ------           ------          ------
NET ASSET VALUE, END OF PERIOD                    $ 4.73            $ 4.73           $ 4.86          $ 4.80
                                                  ======            ======           ======          ======
Total return(1)                                     1.68%(9)          0.84%            5.05%           1.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $175,784          $195,830         $120,145         $26,646
RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                          1.77%(8)          1.76%            1.78%           1.90%(2)
    Gross operating expenses                        1.77%(8)          1.76%            1.78%           1.90%
    Net investment income                           3.86%(8)          3.48%            3.40%           3.06%
Portfolio turnover                                    37%(9)            83%              95%            135%

(1) Sales charges are not reflected in the total return calculation.
(2) The ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(3) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for Class C shares for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 4.93% to 4.95%. There was no effect on net investment income per share and net realized and unrealized gains and losses per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00, $0.01 and $0.01 for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.01%, 0.17% and 0.15% for the periods ended October 31, 2003, 2002 and 2001, respectively.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class T shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00 for the period ending October 31, 2003. The net investment income ratio for the period ending October 31, 2003 decreased by 0.15%.
(6) Amount is less than $0.01.
(7) Computed using average shares outstanding.
(8) Annualized.
(9) Not annualized.

                        See Notes to Financial Statements

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED)

1.    ORGANIZATION

      Phoenix Multi-Series Trust (the "Trust") is organized as a Delaware stautory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently, three Funds are offered for sale (each a "Fund"). The Phoenix High Yield Securities Fund ("High Yield Securities Fund") is diversified and has a primary investment objective of high current income and a secondary investment objective of capital appreciation. The Phoenix Multi-Sector Fixed Income Fund ("Multi-Sector Fixed Income Fund") is diversified and has a primary investment objective to maximize current income while preserving capital. The Phoenix Multi-Sector Short Term Bond Fund ("Multi-Sector Short Term Bond Fund") is diversified and has a primary investment objective to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes.

      The Funds offer the following classes of shares for sale:

                                        Class A   Class B   Class C   Class T
                                        -------   -------   -------   -------
High Yield Securities Fund.........        X        --         X        --
Multi-Sector Fixed Income Fund.....        X         X         X        --
Multi-Sector Short Term Bond Fund..        X         X         X         X

      Class A shares of the High Yield Securities Fund and the Multi-Sector Fixed Income Fund are sold with a front-end sales charge of 4.75%. Class A shares of the Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of 2.25%. Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares of the Multi-Sector Fixed Income Fund are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares of the Multi-Sector Short Term Bond Fund are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares of the High Yield Securities Fund and the Multi-Sector Fixed Income Fund are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class C shares of the Multi-Sector Short Term Bond Fund are sold with no sales charge. Class T shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.    SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At April 30, 2006, the total value of these securities represented approximately 5.71% of the net assets of Multi-Sector Short Term Bond Fund.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED) (CONTINUED)

B.    SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.    INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D.    DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. For the Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.    EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F.    FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G.    FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H.    FORWARD CURRENCY CONTRACTS:

      Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At April 30, 2006, the Funds had entered into forward currency contracts as follows:

MULTI-SECTOR FIXED INCOME FUND

                                                                     Net
                                                                  Unrealized
    Contract         In Exchange     Settlement                  Appreciation
   to Receive            for            Date         Value      (Depreciation)
-----------------   --------------   ----------    ----------   --------------
JPY    43,667,625   USD    375,000     5/8/06      $  384,390      $   9,390
JPY    40,555,200   USD    350,000    5/15/06         357,355          7,355
JPY    42,345,750   USD    362,549    7/14/06         376,335         13,786
JPY   113,823,000   USD    981,233    7/24/06       1,012,977         31,744
                                                                   ---------
                                                                   $  62,275

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED) (CONTINUED)

MULTI-SECTOR SHORT TERM BOND FUND

                                                                      Net
                                                                   Unrealized
    Contract           In Exchange     Settlement                 Appreciation
   to Receive              for            Date        Value      (Depreciation)
-------------------   --------------   ----------  -----------   --------------
JPY     414,551,320   USD  3,560,000     5/8/06    $ 3,649,142     $  89,142
JPY     413,663,040   USD  3,570,000    5/15/06      3,645,020        75,020
JPY     395,227,000   USD  3,383,793    7/14/06      3,512,466       128,673
JPY   1,138,230,000   USD  9,812,328    7/24/06     10,129,765       317,437
                                                                   ---------
                                                                   $ 610,272

JPY   Japanese Yen               USD  United States Dollar

I.    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

      Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J.    LOAN AGREEMENTS:

      Each Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

K.    SWAP AGREEMENTS:

      Each Fund may invest in swap agreements, including interest rate, index, and foreign currency exchange rate swaps. The Funds may also invest in credit default and total return, swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

      Interest rate and foreign currency swaps involve the exchange by the Funds with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

      Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.

      Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Funds' custodian.

L.    CREDIT LINKED NOTES:

      Each Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

3.    INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                                 1st $1       $1-2      $2 +
                                                 Billion     Billion   Billion
                                                 -------     -------   -------
High Yield Securities Fund....................    0.65%       0.65%     0.65%
Multi-Sector Fixed Income Fund................    0.55%       0.50%     0.45%
Multi-Sector Short Term Bond Fund.............    0.55%       0.50%     0.45%

      The Adviser has contractually agreed to limit the High Yield Securities Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through February 28, 2007, so that such expenses do not exceed the following percentages of the average daily net asset values of the Fund:

                                                            Class A    Class C
                                                            Shares      Shares
                                                            -------    --------
High Yield Securities Fund............................       1.25%      2.00%

      The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

      Seneca Capital Management LLC ("Seneca") is the subadviser to the High Yield Securities Fund. Seneca is a wholly-owned subsidiary of PNX. For its services to the Fund, Seneca is paid a fee by the Adviser at a rate equal to 50% of the gross investment management fee.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED) (CONTINUED)

      As a distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended April 30, 2006, as follows:

                           Class A     Class B    Class C    Class T    Class A
                             Net       Deferred   Deferred   Deferred   Deferred
                           Selling      Sales      Sales      Sales      Sales
                         Commissions   Charges    Charges    Charges    Charges
                         -----------   --------   --------   --------   --------
High Yield
   Securities Fund ....    $ 1,113           --         --         --         --
Multi-Sector Fixed
   Income Fund ........      5,683      $ 1,570    $ 4,306         --         --
Multi-Sector Short
   Term Bond Fund .....     19,593       23,849      8,834    $45,311    $ 3,615

      In addition, each Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                                      Class A    Class B    Class C     Class T
                                      -------    -------    -------     --------
High Yield Securities Fund.........    0.25%        --       1.00%         --
Multi-Sector Fixed Income Fund.....    0.25%      1.00%      1.00%         --
Multi-Sector Short Term Bond Fund..    0.25%      0.75%      0.50%       1.00%

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ending April 30, 2006, the Trust incurred financial agent fees totaling $486,046.

      PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as subtransfer agent. For the period ended April 30, 2006, transfer agent fees were $1,027,869 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                      Transfer Agent
                                                       Fee Retained
                                                      --------------
Multi-Sector Fixed Income Fund................           $499,764
Multi-Sector Short Term Bond Fund ............            425,807

      At April 30, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares of the Trust as follows:

                                                                   Aggregate
                                                                   Net Asset
                                                     Shares          Value
                                                    ---------     -----------
High Yield Securities Fund
  Class A......................................     1,967,935     $19,620,312
  Class C......................................       103,841       1,035,295
Multi-Sector Short Term Bond Fund
  Class A......................................     1,061,449       4,988,810
  Class T......................................       310,654       1,469,393

4.    PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) for the period ended April 30, 2006, were as follows:

                                                 Purchases          Sales
                                                ------------     ------------
High Yield Securities Fund................      $ 14,695,179     $ 10,986,030
Multi-Sector Fixed Income Fund............        51,062,290       59,886,313
Multi-Sector Short Term Bond Fund.........       571,285,766      424,160,354

      Purchases and sales of long-term U.S. Government and agency securities for the period ended April 30, 2006, were as follows:

                                                 Purchases           Sales
                                                ------------     ------------
Multi-Sector Fixed Income Fund............       $17,040,199     $ 11,560,013
Multi-Sector Short Term Bond Fund.........        98,204,082      101,424,654

5.    CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      The Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED) (CONTINUED)

6.    10% SHAREHOLDERS

      At April 30, 2006, the High Yield Securities Fund had two affiliated shareholder accounts, which amounted to 68.9% of the Fund's total shares outstanding.

7.    ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At April 30, 2006, the Multi-Sector Fixed Income Fund held the following restricted security:

                                                      Market         % of
                        Acquisition   Acquisition     Value       Net Assets
                            Date         Cost       at 4/30/06    at 4/30/06
                        -----------   -----------   ----------    ----------
Northampton Pulp LLC      12/30/99     $348,720       $5,840         0.0%

      The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8.    INDEMINIFICATIONS

      Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9.    REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis, the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

10.   FEDERAL INCOME TAX INFORMATION

      The Funds have the following capital loss carryovers, which may be used to offset future capital gains:

                                                   Expiration Year
                                     -------------------------------------------
                                        2007            2008            2009
                                     -----------     -----------     -----------
High Yield Securities
   Fund ........................              --              --              --
Multi-Sector Fixed
   Income Fund .................     $37,171,024     $ 9,038,031     $ 7,667,262
Multi-Sector Short Term
   Bond Fund ...................              --              --              --

                                        2010            2013            Total
                                     -----------     -----------     -----------
High Yield Securities
   Fund ........................              --     $    49,944     $    49,944
Multi-Sector Fixed
   Income Fund .................     $13,774,073              --      67,650,390
Multi-Sector Short Term
   Bond Fund ...................              --       1,941,610       1,941,610

      The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX MULTI-SECTOR FIXED INCOME FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund. Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC is responsible for managing the Fund's investment program, the general operations and the day-to-day management of the Fund and for compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to 14 fund companies totaling 48 mutual funds and as adviser to institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark for the 1, 3, 5 and 10 year periods ended September 30, 2005 and that the Fund had underperformed its benchmark for the year-to-date period. The Board concluded that the Fund's performance was reasonable.

      PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the profitability to PIC from the Fund was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that the total expenses of the Fund of 1.208% were higher than the Expense Group Average of 1.192%, that the contractual management fee of 0.55% was below the median of 0.580% for the peer group, and that nonmanagement expenses were above median. The Board concluded that the management fees and total expenses were reasonable.

      ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management and that it was likely that PIC and the Fund would achieve certain economies of scale, specifically in relationship to fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX MULTI-SECTOR SHORT TERM BOND FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund. Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC is responsible for managing the Fund's investment program, the general operations and the day-to-day management of the Fund and for compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to 14 fund companies totaling 48 mutual funds and as adviser to institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark for the 1, 3, 5 and 10 year periods and that the Fund had underperformed its benchmark for the year-to-date period. The Board also noted that the Fund was in the top 37% of its category year-to-date and that it had been rated first for the 3 and 10 year periods in its Lipper category. The Board concluded that the Fund's performance was reasonable.

      PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the profitability to PIC from the Fund was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that total expenses of the Fund of 1.006% were higher than the Expense Group Average of 0.934%. With respect to contractual management fees, the Board noted that the Fund's current contractual management fee was 0.539% as compared to the median fee of the peer group which was 0.574% while nonmanagement expenses were above the median. The Board concluded that the Fund's management fee and total expenses were reasonable.

      ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management and that it was likely that PIC and the Fund would achieve certain economies of scale, specifically in relationship to fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

PHOENIX MULTI-SERIES TRUST

101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris(1)
James M. Oates
Richard E. Segerson

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
Nancy G. Curtiss, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06103-2836

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                                              1-800-243-1574
Advisor Consulting Group                                          1-800-243-4361
Telephone Orders                                                  1-800-367-5877
Text Telephone                                                    1-800-243-1926
Web site                                                        PHOENIXFUNDS.COM

(1) Pursuant to the Trust's retirement policy, Mr. Morris will retire from the Board of Trustees immediately following its May 2006 meeting.

--------------------------------------------------------------------------------

                        IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------


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                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
[LOGO]PHOENIXFUNDS(SM)                                           Permit No. 1051
                                                                 ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP1513                                                                     6-06
BPD23433

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)  Not applicable.

    (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Multi-Series Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              June 28, 2006
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              June 28, 2006
     ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                           -----------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date              June 26, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.